FIDELITY


(REGISTERED TRADEMARK)
GROWTH COMPANY
FUND
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     26   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    30   Notes to the financial statements.

REPORT OF INDEPENDENT    34   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            35


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The fund has a 3% sales charge, which has been waived from January 1, 1995 through December 31, 1996. Effective January 1, 1997, the fund's 3% sales charge will be eliminated.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996     PAST 1   PAST 5    PAST 10
                                    YEAR     YEARS     YEARS

Growth Company                      19.55%   134.47%   401.49%

Growth Company                      15.97%   127.44%   386.45%
 (incl. 3% sales charge)

S&P 500(registered trademark)       27.86%   130.90%   310.22%

Growth Funds Average                21.09%   110.80%   264.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 652 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30,
1996                       PAST 1   PAST 5   PAST 10
                           YEAR     YEARS    YEARS

Growth Company             19.55%   18.58%   17.50%

Growth Company             15.97%   17.86%   17.14%
 (incl. 3% sales charge)

S&P 500                    27.86%   18.21%   15.16%

Growth Funds Average       21.09%   15.77%   13.39%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961219 124410 S00000000000001
             Growth Company              SP Standard & Poor 500
             00025                       SP001
  1986/11/30       9700.00                    10000.00
  1986/12/31       9480.58                     9745.00
  1987/01/31      10684.48                    11057.65
  1987/02/28      11658.87                    11494.43
  1987/03/31      11537.07                    11826.62
  1987/04/30      11110.77                    11721.36
  1987/05/31      11070.17                    11823.34
  1987/06/30      11252.87                    12420.42
  1987/07/31      11773.90                    13050.13
  1987/08/31      12538.53                    13536.90
  1987/09/30      12254.33                    13240.44
  1987/10/31       8992.82                    10388.45
  1987/11/30       8052.27                     9532.44
  1987/12/31       9319.75                    10257.86
  1988/01/31       9355.54                    10689.72
  1988/02/29       9928.18                    11187.86
  1988/03/31      10042.71                    10842.15
  1988/04/30       9928.18                    10962.50
  1988/05/31       9878.07                    11057.87
  1988/06/30      10715.56                    11565.43
  1988/07/31      10493.66                    11521.48
  1988/08/31      10064.18                    11129.75
  1988/09/30      10629.66                    11603.88
  1988/10/31      10515.14                    11926.47
  1988/11/30      10371.97                    11755.92
  1988/12/31      10816.84                    11961.65
  1989/01/31      11574.01                    12837.24
  1989/02/28      11553.58                    12517.59
  1989/03/31      11950.20                    12809.25
  1989/04/30      12765.49                    13474.05
  1989/05/31      13764.40                    14019.75
  1989/06/30      13264.94                    13939.84
  1989/07/31      14153.68                    15198.61
  1989/08/31      14733.93                    15496.50
  1989/09/30      15152.59                    15432.96
  1989/10/31      14998.35                    15074.92
  1989/11/30      15064.45                    15382.45
  1989/12/31      15321.11                    15751.63
  1990/01/31      14155.02                    14694.69
  1990/02/28      14778.55                    14884.25
  1990/03/31      15572.14                    15278.69
  1990/04/30      15345.40                    14896.72
  1990/05/31      16956.87                    16349.15
  1990/06/30      17151.22                    16237.98
  1990/07/31      16616.76                    16186.01
  1990/08/31      14891.92                    14722.80
  1990/09/30      13571.97                    14005.80
  1990/10/31      13636.76                    13945.57
  1990/11/30      15094.37                    14846.46
  1990/12/31      15871.76                    15260.67
  1991/01/31      17661.38                    15926.04
  1991/02/28      18803.18                    17064.75
  1991/03/31      19823.50                    17477.72
  1991/04/30      19645.35                    17519.66
  1991/05/31      20689.97                    18276.51
  1991/06/30      19297.15                    17439.45
  1991/07/31      20827.64                    18252.13
  1991/08/31      21726.50                    18684.70
  1991/09/30      21596.93                    18372.67
  1991/10/31      21548.34                    18618.86
  1991/11/30      20746.66                    17868.52
  1991/12/31      23542.62                    19912.68
  1992/01/31      23807.54                    19542.31
  1992/02/29      24009.82                    19796.35
  1992/03/31      22769.76                    19410.33
  1992/04/30      22330.02                    19980.99
  1992/05/31      22303.63                    20078.90
  1992/06/30      21512.10                    19779.72
  1992/07/31      22277.25                    20588.71
  1992/08/31      21670.41                    20166.64
  1992/09/30      22013.40                    20404.61
  1992/10/31      23200.70                    20476.03
  1992/11/30      24739.79                    21174.26
  1992/12/31      25412.58                    21434.70
  1993/01/31      26029.77                    21614.75
  1993/02/28      25302.37                    21908.71
  1993/03/31      26204.71                    22370.99
  1993/04/30      25919.28                    21829.61
  1993/05/31      27374.07                    22414.64
  1993/06/30      27475.36                    22479.65
  1993/07/31      27033.39                    22389.73
  1993/08/31      28138.30                    23238.30
  1993/09/30      28930.15                    23059.36
  1993/10/31      29326.08                    23536.69
  1993/11/30      28460.57                    23313.09
  1993/12/31      29526.77                    23595.18
  1994/01/31      30484.55                    24397.42
  1994/02/28      29995.00                    23736.25
  1994/03/31      28597.75                    22701.35
  1994/04/30      28934.31                    22991.92
  1994/05/31      28771.13                    23368.99
  1994/06/30      27445.27                    22796.45
  1994/07/31      28077.60                    23544.18
  1994/08/31      29505.45                    24509.49
  1994/09/30      28913.92                    23909.00
  1994/10/31      29852.22                    24446.96
  1994/11/30      28811.93                    23556.60
  1994/12/31      28869.96                    23905.94
  1995/01/31      28552.24                    24525.82
  1995/02/28      29738.38                    25481.60
  1995/03/31      30903.35                    26233.56
  1995/04/30      32237.76                    27006.14
  1995/05/31      33381.55                    28085.57
  1995/06/30      35859.75                    28738.00
  1995/07/31      38528.58                    29690.95
  1995/08/31      39005.15                    29765.47
  1995/09/30      40106.57                    31021.58
  1995/10/31      39884.17                    30910.83
  1995/11/30      40689.06                    32267.82
  1995/12/31      40306.21                    32889.29
  1996/01/31      41282.22                    34008.85
  1996/02/29      42243.05                    34324.11
  1996/03/31      42567.05                    34654.65
  1996/04/30      43885.40                    35165.46
  1996/05/31      45092.03                    36072.38
  1996/06/30      44477.54                    36209.81
  1996/07/31      41751.46                    34610.06
  1996/08/31      42734.64                    35339.99
  1996/09/30      45650.65                    37328.92
  1996/10/31      45851.75                    38358.45
  1996/11/29      48644.87                    41022.00
IMATRL PRASUN   SHR__CHT 19961130 19961219 124413 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Growth Company Fund on November 30, 1986, and the maximum 3% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $48,645 - a 386.45% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,022 - a 310.22% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
year that ended November 30,
1996. The Standard & Poor's 500
Index returned 27.86% during the
period - well above its long-term
average of about 12%. The stock
market spent much of the past
year breaking price and trading
volume records. Solid corporate
earnings reports, large cash
inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors sought
their lower volatility and higher
degree of liquidity over smaller
cap stocks in an environment
where it was sometimes difficult to
discern the health of the economy.
The Dow Jones Industrial
Average closed above 6500 for
the first time in November. While
short-term confusion over the
direction of interest rates created
a volatile backdrop in the summer
months, stocks rallied again when
the Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears subsided,
these stocks rebounded, only to
fade toward the end of the period
due to earnings concerns and a
general flight to quality.
An interview with Larry Greenberg, Portfolio Manager of Fidelity Growth Company Fund
Q. WHAT CAN YOU TELL US ABOUT THE FUND'S PERFORMANCE, LARRY?
A. For the one-year period that ended November 30, 1996, the fund had a total return of 19.55%. The Standard & Poor's 500 Index returned 27.86% and the growth funds average, according to Lipper Analytical Services, was up 21.09%. The fund's underperformance in the past year is reflective of the underperformance of technology stocks earlier in the period, which hurt many growth-oriented investors if they sold these stocks.
Q. HAVE YOU MADE ANY MAJOR CHANGES SINCE YOU TOOK OVER THE FUND?
A. When I took over in June, the fund had about 15% of its assets in short-term investments, so the first thing I did was try to reinvest some of those assets in the stock market. Other than that, I haven't made any significant changes. In fact, I can't imagine a smoother transition between managers. The previous manager, Bob Stansky, and I have very similar investment styles, and we've worked together for a number of years.
Q. HOW IS THE FUND POSITIONED IN TECHNOLOGY-RELATED COMPANIES? WERE THERE ANY THEMES YOU FOLLOWED?
A. I focused the fund's technology weighting in what I call the "Nasdaq Four" - Intel, Microsoft, Cisco Systems and Oracle. In the technology arena, we've seen the bigger firms getting bigger at the expense of smaller firms, which are finding it harder and harder to gain market share. Additionally, the Nasdaq Four were well positioned to benefit from two major trends during the period - growth of the Internet and growth in personal computers.
Q. DECLINING SEMICONDUCTOR PRICES HAVE HURT THAT INDUSTRY OVER THE PAST YEAR. WERE THERE ANY RECENT DEVELOPMENTS IN THIS SITUATION?
A. Semiconductor prices have stabilized following a freefall for much of this past year. An oversupply in the market continues, but demand has picked up as some companies have been able to work through their excess inventories. Breaking it down a bit, DRAM (dynamic random access memory) companies' pricing is still anemic; however, CPU (central processing unit) companies' pricing is stronger.
Q. WHAT WAS THE STORY WITH THE FUND'S HEALTH CARE POSITION?
A. In my opinion, one of the most intriguing parts of the health care market has been the pharmaceutical area. It was one segment of the market where business fundamentals improved steadily throughout the year. With the proliferation of managed care, we've seen strong unit demand for drugs. For example, in the third quarter of 1996, Merck had a phenomenal 25% unit growth in their domestic pharmaceutical business. In general, I looked for companies with accelerated earnings momentum, good year-over-year earnings growth and strong revenue growth that were trading at reasonable prices.
Q. HOW ABOUT RETAIL?
A. I think finally we may be seeing a good time for retail. If you look at the past three years, consumer demand was pretty poor. In the past year, however, we've seen demand picking up and the beginnings of a turnaround in the earnings growth rate of some major retailers. I also targeted specialty retailers considered to be "category killers" - companies that dominate their market segment no matter what is happening in the overall retail market or the economy. One example of a category killer was PETsMART.
Q. WAS THERE A PARTICULAR STOCK THAT DIDN'T LIVE UP TO EXPECTATIONS?
A. While category-killer retail stocks can be great growth companies, they can be quite volatile as well. Such was the case with Sunglass Hut International, whose revenue growth and earnings rapidly deteriorated during the period. Thus, the fund sustained some losses as a result of holding this stock.
Q. HOW ARE YOU POSITIONING THE FUND GOING FORWARD?
A. Obviously, the stock market has had quite a run, and we have enjoyed a long economic expansion. In this environment, I'm trying to reduce some of the risk in the fund by spreading assets over a variety of industries and stocks that haven't gone up as much as the overall market. While this strategy does not eliminate risk in the fund, I believe it's the best course of action in an uncertain time.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
stocks with above-average
growth potential
FUND NUMBER: 025
TRADING SYMBOL: FDGRX
START DATE: January 17, 1983
SIZE: as of November 30,
1996, more than $9.6 billion
MANAGER: Larry Greenberg,
since June 1996; manager,
Fidelity Advisor Equity
Growth Fund, since June
1996; manager, Fidelity
Emerging Growth Fund,
since 1993; manager VIP
Growth Portfolio, since 1991;
joined Fidelity in 1986
(checkmark)
LARRY GREENBERG ON
COMPETITION IN HIGH TECH
INDUSTRIES:
"Much is discussed in the
financial press about the
intense competition in certain
segments of high tech. While
these corporate wars make
good news stories, they are
often oversimplified and
blown out of proportion. For
example, there's been a lot of
attention in the media devoted
to the "browser war" between
Netscape and Microsoft.
While Internet browsers are
Netscape's best-known
product, the company
generates most of its
revenues from corporate
applications of Internet
technology - not browsers.
"Another issue is whether
microprocessor-maker Intel
can maintain its dominance in
the face of new competition.
While it has some notable
competitors in a rapidly
changing market, people
often forget Intel's industry
clout, its vast R&D budget
and marketing strength, and
its ability to maintain
aggressive pricing."

NOTE TO SHAREHOLDERS:
Effective January 7, 1997,
Steven S. Wymer became
manager of the fund. Wymer
joined Fidelity in 1989, and
has worked as an analyst,
portfolio assistant and
manager of other Fidelity
funds.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Intel Corp.                     2.7            1.2

General Electric Co.            2.4            2.1

Cisco Systems, Inc.             2.4            1.9

Oracle Systems Corp.            2.0            1.3

HFS, Inc.                       2.0            1.0

Federal National Mortgage       1.7            1.3
Association

International Business
Machines                        1.7            0.2
Corp.

CUC International, Inc.         1.6            0.8

Microsoft Corp.                 1.4            1.4

Lowe's Companies, Inc.          1.2            1.1

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           26.8           23.5

Health               10.6           11.2

Retail & Wholesale   9.9            10.0

Finance              9.3            10.7

Media & Leisure      6.6            4.8

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 9.0
Row: 1, Col: 2, Value: 51.0
Row: 1, Col: 3, Value: 40.0
Stocks 84.9%
Short-term
investments 15.1%
FOREIGN
INVESTMENTS 2.6%
Row: 1, Col: 1, Value: 15.1
Row: 1, Col: 2, Value: 44.9
Row: 1, Col: 3, Value: 40.0
Stocks 91.0%
Short-term
investments 9.0%
FOREIGN
INVESTMENTS 3.6%
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.9%
AEROSPACE & DEFENSE - 0.7%
Boeing Co.   432,100 $ 42,940
Gulfstream Aerospace Corp. (a)  286,100  6,866
Lockheed Martin Corp.   247,000  22,384
  72,190
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.   392,500  20,067
TOTAL AEROSPACE & DEFENSE   92,257
BASIC INDUSTRIES - 2.4%
CHEMICALS & PLASTICS - 1.5%
Air Products & Chemicals, Inc.   96,000  6,672
Airgas, Inc. (a)  304,000  7,828
du Pont (E.I.) de Nemours & Co.   450,000  42,413
IMC Global, Inc.   35,400  1,279
Monsanto Co.   1,300,000  51,674
Potash Corp. of Saskatchewan  70,700  5,333
Praxair, Inc.   250,000  12,156
Union Carbide Corp.   304,200  14,031
  141,386
IRON & STEEL - 0.1%
Nucor Corp.   197,600  10,745
METALS & MINING - 0.4%
Aluminum Co. of America  200,000  12,725
Freeport McMoRan Copper & Gold, Inc. Class A  125,000  3,734
Inco Ltd.   315,900  11,025
Titanium Metals Corp. (a)  288,500  9,665
  37,149
PACKAGING & CONTAINERS - 0.2%
Crown Cork & Seal Co., Inc.   269,600  14,289
Tupperware Corp.   150,000  7,950
  22,239
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 0.2%
International Paper Co.   300,000 $ 12,750
Kimberly-Clark Corp.   116,500  11,388
  24,138
TOTAL BASIC INDUSTRIES   235,657
CONGLOMERATES - 0.8%
AlliedSignal, Inc.   475,000  34,794
Mark IV Industries, Inc.   361,400  7,906
United Technologies Corp.   240,100  33,674
  76,374
CONSTRUCTION & REAL ESTATE - 0.0%
ENGINEERING - 0.0%
MasTec, Inc. (a)  4,700  222
REAL ESTATE INVESTMENT TRUSTS - 0.0%
RFS Hotel Investors, Inc.  16,700  280
TOTAL CONSTRUCTION & REAL ESTATE   502
DURABLES - 4.3%
AUTOS, TIRES, & ACCESSORIES - 2.6%
AutoZone, Inc. (a)  1,325,000  32,628
Chrysler Corp.   2,053,200  72,889
Danaher Corp.   258,300  11,559
Eaton Corp.   200,000  13,850
General Motors Corp.   1,351,763  77,895
Honda Motor Co. Ltd.   319,000  9,431
PACCAR, Inc.   93,200  6,198
Pep Boys-Manny, Moe & Jack  475,000  17,397
TRW, Inc.   50,000  4,869
  246,716
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   450,000 $ 37,688
CONSUMER ELECTRONICS - 0.2%
Harman International Industries, Inc.   250,000  12,750
Newell Co.   355,900  11,033
  23,783
HOME FURNISHINGS - 0.1%
Furniture Brands International, Inc. (a)  93,500  1,157
Leggett & Platt, Inc.   193,200  5,917
  7,074
TEXTILES & APPAREL - 1.0%
Adidas AG (b)  55,500  4,801
Adidas AG  89,400  7,733
Gucci Group NV  182,600  13,398
Liz Claiborne, Inc.   171,900  7,284
NIKE, Inc. Class B  923,200  52,507
Tommy Hilfiger (a)  175,000  9,450
  95,173
TOTAL DURABLES   410,434
ENERGY - 5.1%
ENERGY SERVICES - 1.5%
Baker Hughes, Inc.   221,500  8,112
Diamond Offshore Drilling, Inc. (a)  199,200  12,699
Dresser Industries, Inc.   334,000  10,939
Halliburton Co.   269,700  16,249
Schlumberger Ltd.   673,600  70,055
Tidewater, Inc.   175,300  7,669
Transocean Offshore, Inc.   74,900  4,513
Varco International, Inc. (a)  197,500  4,518
Western Atlas, Inc. (a)  202,900  14,304
  149,058
INDEPENDENT POWER - 0.2%
Thermo Electron Corp.   458,000  16,603
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - 3.4%
Abacan Resource Corp. (a)  424,400 $ 3,634
Amerada Hess Corp.   391,600  23,055
Anadarko Petroleum Corp.   165,000  11,034
Apache Corp.   346,100  12,589
Atlantic Richfield Co.   344,600  47,942
British Petroleum PLC ADR  312,581  43,371
Burlington Resources, Inc.   155,800  8,257
Chesapeake Energy Corp. (a)  321,800  21,038
Enron Oil & Gas Co.   250,000  6,656
Kerr-McGee Corp.   81,200  5,684
Louisiana Land & Exploration Co.   265,000  15,834
Nationale Elf Aquitaine  58,000  5,065
Occidental Petroleum Corp.   479,600  11,510
Parker & Parsley Petroleum Co.   94,800  3,128
Pennzoil Co.   141,200  7,943
Royal Dutch Petroleum Co. ADR  469,800  79,807
Union Pacific Resources Group, Inc.   185,600  5,545
Unocal Corp.   352,497  14,364
  326,456
TOTAL ENERGY   492,117
FINANCE - 9.3%
BANKS - 2.9%
Bank of New York Co., Inc.   1,797,800  64,496
BankAmerica Corp.   625,000  64,375
Citicorp  865,000  94,501
First Bank System, Inc.   176,100  12,833
NationsBank Corp.   398,390  41,283
  277,488
CREDIT & OTHER FINANCE - 1.6%
American Express Co.   1,882,516  98,360
Beneficial Corp.   191,300  11,885
Concord EFS, Inc. (a)  18,600  542
Green Tree Financial Corp.   490,000  20,519
Household International, Inc.   251,418  23,822
PHH Corp.   76,100  3,415
  158,543
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 2.6%
Federal Home Loan Mortgage Corporation  687,600 $ 78,558
Federal National Mortgage Association  3,953,300  163,074
Student Loan Marketing Association  106,100  10,199
  251,831
INSURANCE - 2.0%
Allstate Corp.   300,045  18,078
American General Corp.   92,800  3,816
American International Group, Inc.   475,000  54,624
CIGNA Corp.   123,300  17,432
Capital Re Corp.   53,100  2,038
General Re Corp.   138,700  23,406
ITT Hartford Group, Inc.   100,000  6,838
MBIA, Inc.   138,200  13,975
MGIC Investment Corp.   219,500  16,435
SunAmerica, Inc.   131,000  5,486
Travelers, Inc. (The)  400,066  18,003
UNUM Corp.   119,200  8,478
  188,609
SECURITIES INDUSTRY - 0.2%
Schwab (Charles) Corp.   486,200  14,647
United Asset Management Corp.   116,500  3,160
  17,807
TOTAL FINANCE   894,278
HEALTH - 10.6%
DRUGS & PHARMACEUTICALS - 6.1%
ALZA Corp. Class A (a)  309,000  8,729
American Home Products Corp.   925,000  59,431
Amgen, Inc. (a)  362,040  22,039
Biochem Pharmaceuticals, Inc. (a)  207,000  8,850
Biogen, Inc. (a)  935,700  35,791
Bristol-Myers Squibb Co.   659,800  75,052
Elan Corp. PLC ADR (a)  500,000  14,875
Genentech, Inc. special (a)  610,000  33,016
Lilly (Eli) & Co.   600,000  45,900
Merck & Co., Inc.   1,274,500  105,784
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Pfizer, Inc.   863,800 $ 77,418
Schering-Plough Corp.   619,500  44,139
SmithKline Beecham PLC ADR  595,600  41,022
Thermotrex Corp. (a)  58,700  1,996
Warner-Lambert Co.   159,400  11,397
  585,439
MEDICAL EQUIPMENT & SUPPLIES - 2.1%
Boston Scientific Corp. (a)  360,200  21,027
Cardinal Health, Inc.   222,800  18,632
Johnson & Johnson  1,500,000  79,687
Medtronic, Inc.   814,800  53,879
Omnicare, Inc.   275,000  8,388
Pall Corp.   306,100  7,997
St. Jude Medical, Inc. (a)  247,600  10,337
Sofamor/Danek Group, Inc. (a)  181,400  5,102
  205,049
MEDICAL FACILITIES MANAGEMENT - 2.4%
American Medical Response, Inc. (a)  197,100  5,913
Carematrix Corp. (a)  317,300  4,363
Columbia/HCA Healthcare Corp.   1,237,500  49,500
HEALTHSOUTH Rehabilitation Corp. (a)  2,063,900  77,654
Lincare Holdings, Inc. (a)  423,500  16,834
Oxford Health Plans, Inc. (a)  597,000  34,626
PacifiCare Health Systems, Inc. Class B (a)  260,100  21,588
United HealthCare Corp.   348,200  15,016
Vencor, Inc. (a)  62,200  2,014
  227,508
TOTAL HEALTH   1,017,996
HOLDING COMPANIES - 0.1%
Norfolk Southern Corp.   69,700  6,273
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 4.0%
ELECTRICAL EQUIPMENT - 3.0%
Alcatel Alsthom Compagnie Generale d'Electricite SA 104,800 $ 9,527 American Power Conversion Corp. (a) 233,000 5,519
Duracell International, Inc.   39,600  2,638
Emerson Electric Co.   350,000  34,344
General Electric Co.   2,250,000  234,000
Leitch Technology Corp. (a)  142,000  2,736
Oak Industries, Inc. (a)  73,000  1,697
Westinghouse Electric Corp.   69,700  1,307
  291,768
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Case Corp.   300,000  15,750
Caterpillar, Inc.   330,800  26,174
Illinois Tool Works, Inc.   104,700  8,978
Ingersoll-Rand Co.   300,000  13,950
MSC Industrial Direct, Inc. (a)  110,500  4,130
Stanley Works  176,900  5,219
UCAR International, Inc. (a)  267,600  10,135
  84,336
POLLUTION CONTROL - 0.1%
USA Waste Services, Inc. (a)  219,700  7,085
WMX Technologies, Inc.   116,600  4,198
  11,283
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   387,387
MEDIA & LEISURE - 6.6%
BROADCASTING - 0.6%
Clear Channel Communications, Inc. (a)  78,700  5,430
Emmis Broadcasting Corp. Class A (a)  45,600  1,568
Evergreen Media Corp. Class A (a)  350,000  8,663
Grupo Televisa SA de CV sponsored ADR (a)  249,500  6,799
Jacor Communications, Inc. Class A (a)  108,500  2,604
Lin Television Corp. (a)  162,700  6,528
PanAmSat Corp. (a)  290,700  8,358
Time Warner, Inc.   630  26
Viacom, Inc. Class B (non-vtg.) (a)  417,330  15,754
  55,730
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.4%
Disney (Walt) Co.   222,400 $ 16,402
MGM Grand, Inc. (a)  323,800  12,507
Regal Cinemas, Inc. (a)  232,500  7,585
  36,494
LEISURE DURABLES & TOYS - 0.2%
Harley-Davidson, Inc.   373,200  16,561
Nintendo Co. Ltd. Ord.   90,900  6,439
  23,000
LODGING & GAMING - 3.6%
Anchor Gaming (a)  11,700  488
Circus Circus Enterprises, Inc. (a)  1,009,600  36,850
Doubletree Corp. (a)  180,000  7,560
Extended Stay America, Inc. (a)  246,600  5,117
HFS, Inc. (a)  2,947,300  190,838
Hilton Hotels Corp.   940,320  27,504
Host Marriott Corp.   399,200  6,088
ITT Corp. (a)  150,100  6,923
Mirage Resorts, Inc. (a)  2,053,900  49,550
Penske Motorsports, Inc. (a)  11,000  337
Prime Hospitality Corp. (a)  124,600  2,071
Sun International Hotels Ltd. Ord. (a)  175,000  8,684
Wyndham Hotel Corp. (a)  48,900  960
  342,970
PUBLISHING - 0.6%
Gannett Co., Inc.   200,000  15,700
Knight-Ridder, Inc.   350,000  14,700
New York Times Co. (The) Class A  215,000  8,036
Scholastic Corp. (a)  98,900  7,368
Times Mirror Co. Class A  283,900  14,869
  60,673
RESTAURANTS - 1.2%
Apple South, Inc.   700,000  10,325
Applebee's International, Inc.   308,700  8,991
Landry's Seafood Restaurants, Inc. (a)  801,800  19,243
Lone Star Steakhouse Saloon (a)  912,200  26,112
Outback Steakhouse, Inc. (a)  218,200  6,301
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - CONTINUED
Planet Hollywood International, Inc. Class A (a) 342,900 $ 7,887 Rainforest Cafe, Inc. (a) 69,800 2,042
Starbucks Corp. (a)  886,800  30,704
  111,605
TOTAL MEDIA & LEISURE   630,472
NONDURABLES - 3.3%
BEVERAGES - 1.1%
Anheuser-Busch Companies, Inc.   699,900  29,658
Coca-Cola Co. (The)  628,200  32,117
PepsiCo, Inc.   1,652,100  49,356
  111,131
FOODS - 0.2%
General Mills, Inc.   69,700  4,426
Nabisco Holdings Corp. Class A  285,500  11,063
  15,489
HOUSEHOLD PRODUCTS - 1.1%
Avon Products, Inc.   151,200  8,429
Gillette Co.   611,300  45,083
Procter & Gamble Co.   488,900  53,169
  106,681
TOBACCO - 0.9%
Philip Morris Companies, Inc.   827,800  85,367
TOTAL NONDURABLES   318,668
PRECIOUS METALS - 0.3%
Barrick Gold Corp.   646,800  19,435
Bre-X Minerals Ltd.   594,600  9,186
Newmont Mining Corp.   84,700  4,055
  32,676
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 9.9%
APPAREL STORES - 1.3%
Baby Superstore, Inc. (a)  618,000 $ 17,150
Footstar, Inc. (a)  136,752  2,803
Gap, Inc.   902,800  29,002
Gymboree Corp. (a)  160,000  4,520
Just for Feet, Inc. (a)  1,332,725  31,486
Limited, Inc. (The)  84,241  1,516
Loehmanns, Inc. (a)  225,300  6,787
Saks Holdings, Inc. (a)  298,200  9,692
TJX Companies, Inc.   533,414  24,070
  127,026
DRUG STORES - 0.3%
CVS Corp.   475,000  19,534
General Nutrition Companies, Inc. (a)  384,500  6,633
Revco (D.S.), Inc. (a)  186,200  6,424
  32,591
GENERAL MERCHANDISE STORES - 2.4%
Consolidated Stores Corp. (a)  456,000  16,872
Dayton Hudson Corp.   303,000  11,779
Family Dollar Stores, Inc.   716,400  13,433
Federated Department Stores, Inc. (a)  650,000  22,181
Meyer (Fred), Inc. (a)  165,000  5,528
Nordstrom, Inc.   67,300  2,928
Price/Costco, Inc. (a)  805,400  18,726
Sears, Roebuck & Co.   500,000  24,875
Stein Mart, Inc. (a)  166,000  3,175
Wal-Mart Stores, Inc.   4,350,600  110,939
Woolworth Corp. (a)  189,200  4,541
  234,977
GROCERY STORES - 0.1%
Safeway, Inc. (a)  139,400  5,663
RETAIL & WHOLESALE, MISCELLANEOUS - 5.8%
Barnes & Noble, Inc. (a)  183,900  5,747
Bed Bath & Beyond, Inc. (a)  654,800  17,148
Circuit City Stores, Inc.   550,000  18,356
Corporate Express, Inc. (a)  751,150  21,032
Home Depot, Inc. (The)  1,614,700  84,166
Lowe's Companies, Inc.   2,875,100  116,801
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Officemax, Inc. (a)  2,055,500 $ 29,805
Office Depot, Inc. (a)  1,021,625  19,922
Petco Animal Supplies, Inc. (a)  62,000  1,356
PETsMART, Inc. (a)  4,200,700  107,118
Sports Authority, Inc. (a)  151,550  3,751
Staples, Inc. (a)  2,900,075  57,276
Sunglass Hut International, Inc. (a)  1,672,400  12,334
Toys "R" Us, Inc. (a)  651,800  22,487
U.S. Office Products Co. (a)  109,200  3,385
Viking Office Products, Inc. (a)  798,500  25,003
Waban, Inc. (a)  296,900  7,831
  553,518
TOTAL RETAIL & WHOLESALE   953,775
SERVICES - 1.1%
ADVERTISING - 0.2%
Interpublic Group of Companies, Inc.   144,300  7,143
Omnicom Group, Inc.   116,200  5,926
Universal Outdoor Holdings, Inc. (a)  204,500  5,573
  18,642
EDUCATIONAL SERVICES - 0.0%
Sylvan Learning Systems (a)  99,750  2,606
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp. (a)  671,200  13,508
SERVICES - 0.8%
ADT Ltd. (a)  92,900  1,904
APAC Teleservices, Inc. (a)  214,500  10,135
AccuStaff, Inc. (a)  725,100  14,683
Employee Solutions, Inc. (a)  46,800  866
Medpartners, Inc. (a)  316,400  7,198
Service Corp. International  912,100  27,478
Sitel Corp. (a)  114,900  2,269
Teletech Holdings, Inc. (a)  139,600  4,397
Zebra Technologies Corp. Class A (a)  118,700  3,057
  71,987
TOTAL SERVICES   106,743
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 26.8%
COMMUNICATIONS EQUIPMENT - 4.6%
ADC Telecommunications, Inc. (a)  325,000 $ 11,781
Ascend Communications, Inc. (a)  1,196,100  85,073
Aspect Telecommunications Corp. (a)  252,500  13,761
Checkpoint Systems, Inc. (a)  200,000  4,500
Cisco Systems, Inc. (a)  3,338,400  226,594
Dialogic Corp. (a)  26,200  806
Lucent Technologies, Inc.   601,900  30,847
Nokia Corp. AB sponsored ADR  120,700  6,774
P-COM, Inc. (a)  34,900  1,108
Tellabs, Inc. (a)  357,600  14,215
3Com Corp. (a)  575,000  43,197
U.S. Robotics Corp. (a)  88,800  6,982
  445,638
COMPUTER SERVICES & SOFTWARE - 11.5%
Affiliated Computer Services, Inc. Class A (a)  122,400  3,550
America Online, Inc. (a)  350,610  12,403
American Management Systems, Inc. (a)  323,000  11,487
Automatic Data Processing, Inc.   743,400  31,873
BBN Corp. (a)  84,500  1,944
BMC Software, Inc. (a)  470,000  20,445
CUC International, Inc. (a)  5,803,875  153,077
Cadence Design Systems, Inc. (a)  1,034,125  41,236
Ceridian Corp. (a)  366,400  17,633
Citrix Systems, Inc. (a)  79,500  3,627
Computer Associates International, Inc.   568,300  37,366
CompUSA, Inc. (a)  1,219,300  54,869
Computer Sciences Corp. (a)  503,200  39,564
DST Systems, Inc. (a)  65,800  2,130
Electronic Data Systems Corp.   372,200  18,005
Electronics for Imaging, Inc. (a)  248,600  21,131
Equifax Inc.   328,200  10,749
First Data Corp.   614,462  24,502
HBO & Co.   694,500  39,500
Inso Corp. (a)  259,500  11,061
McAfee Associates, Inc. (a)  754,850  36,044
Microsoft Corp. (a)  857,300  134,489
Netscape Communications Corp. (a)  779,700  43,566
Oracle Systems Corp. (a)  4,029,100  197,425
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Orckit Communications Ltd. (a)  12,300 $ 138
Parametric Technology Corp. (a)  1,194,300  64,940
Paychex, Inc.   293,500  15,702
PeopleSoft, Inc. (a)  425,000  38,888
Physician Computer Network, Inc. (a)  90,700  748
Remedy Corp. (a)  185,400  8,389
Sabre Group Holdings, Inc. Class A (a)  118,900  3,478
Sybase, Inc. (a)  210,800  3,715
  1,103,674
COMPUTERS & OFFICE EQUIPMENT - 5.6%
Adaptec, Inc. (a)  1,756,200  65,418
Bay Networks, Inc. (a)  425,050  11,370
Compaq Computer Corp. (a)  1,115,100  88,372
Dell Computer Corp. (a)  475,400  48,313
EMC Corp. (a)  870,000  28,058
Eltron International, Inc. (a)  124,400  3,856
Gateway 2000, Inc. (a)  67,800  3,636
Hewlett-Packard Co.   555,600  29,933
Ingram Micro, Inc. Class A (a)  157,200  3,871
International Business Machines Corp.   998,300  159,104
Lexmark International Group, Inc. (a)  220,600  5,708
Micron Electronics, Inc. (a)  384,700  7,405
Pitney Bowes, Inc.   300,000  17,700
Quantum Corp. (a)  357,000  9,550
Seagate Technology (a)  1,033,200  40,811
Tech Data Corp. (a)  485,800  14,574
  537,679
ELECTRONIC INSTRUMENTS - 0.2%
Applied Materials, Inc. (a)  283,800  10,820
Perkin-Elmer Corp.   123,300  7,598
  18,418
ELECTRONICS - 4.7%
Analog Devices, Inc. (a)  500,250  16,071
Atmel Corp. (a)  445,200  14,636
Cascade Communications Corp. (a)  110,400  7,631
Cirrus Logic, Inc. (a)  349,100  6,851
Intel Corp.   2,033,500  258,000
KEMET Corp. (a)  308,300  7,091
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Linear Technology Corp.   783,500 $ 36,922
Maxim Integrated Products, Inc. (a)  805,000  37,332
Micron Technology, Inc.   267,200  8,851
Motorola, Inc.   162,600  9,004
S3, Inc. (a)  100,500  1,709
Solectron Corp. (a)  46,600  2,726
Storage Technology Corp. (a)  361,500  18,030
Texas Instruments, Inc.   195,200  12,444
Xilinx, Inc. (a)  243,700  10,692
  447,990
PHOTOGRAPHIC EQUIPMENT - 0.2%
Eastman Kodak Co.   293,000  23,733
TOTAL TECHNOLOGY   2,577,132
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.7%
AMR Corp. (a)  300,000  27,374
America West Airlines, Inc. Class B (a)  826,800  12,091
Comair Holdings, Inc.   300,000  7,463
Delta Air Lines, Inc.   58,000  4,365
Midwest Express Holdings, Inc. (a)  5,300  175
UAL Corp. (a)  195,000  11,213
  62,681
RAILROADS - 0.3%
CSX Corp.   643,800  30,098
TRUCKING & FREIGHT - 0.0%
Hunt (J.B.) Transport Services, Inc.   194,800  2,727
TOTAL TRANSPORTATION   95,506
UTILITIES - 4.5%
CELLULAR - 1.4%
AirTouch Communications, Inc. (a)  3,385,065  86,743
Arch Communications Group, Inc. (a)  270,200  2,972
Palmer Wireless, Inc. (a)  295,000  4,425
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
CELLULAR - CONTINUED
360 Degrees Communications Co. (a)  1,150,000 $ 27,313
Vanguard Cellular Systems, Inc. Class A (a)  737,800  12,450
  133,903
ELECTRIC UTILITY - 0.0%
Calpine Corp. (a)  284,300  5,117
GAS - 0.2%
Enron Corp.   448,200  20,505
TELEPHONE SERVICES - 2.9%
Ameritech Corp.   315,600  18,581
Bell Atlantic Corp.   291,100  18,303
BellSouth Corp.   734,200  29,643
Cincinnati Bell, Inc.   77,600  4,627
Comsat Corp., Series 1  110,000  2,888
Frontier Corp.   38,800  1,019
LCI International, Inc. (a)  1,089,500  35,545
MCI Communications Corp.   1,258,900  38,396
MFS Communications, Inc.   997,900  48,149
SBC Communications, Inc.   250,100  13,162
Sprint Corp.   395,900  16,578
Telebras sponsored ADR  279,900  21,202
Telefonos de Mexico SA sponsored ADR representing Ord.
Class L shares  296,300  9,000
WorldCom, Inc. (a)  914,600  21,150
  278,243
TOTAL UTILITIES   437,768
TOTAL COMMON STOCKS
(Cost $6,510,642)   8,766,015
CASH EQUIVALENTS - 9.0%
Taxable Central Cash Fund (c) (Cost $864,879)  864,878,728  864,879
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $7,375,521)   $ 9,630,894
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,801,000 or 0.0% of net assets.
3. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.46%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At November 30, 1996 the aggregate cost of investment securities for income tax purposes was $7,398,555,000. Net unrealized appreciation aggregated $2,232,339,000, of which $2,363,316,000 related to appreciated investment securities and $130,977,000 related to depreciated investment securities. The fund hereby designates approximately $91,826,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (cost $7,375,521) -                         $ 9,630,894
See accompanying schedule

Cash                                                                            2,733

Receivable for investments sold                                                 22,053

Receivable for fund shares sold                                                 17,877

Dividends receivable                                                            7,072

Interest receivable                                                             2,537

Other receivables                                                               1,188

 TOTAL ASSETS                                                                   9,684,354

LIABILITIES

Payable for investments purchased                                   $ 52,700

Payable for fund shares redeemed                                     18,239

Accrued management fee                                               4,189

Other payables and accrued expenses                                  2,562

 TOTAL LIABILITIES                                                              77,690

NET ASSETS                                                                     $ 9,606,664

Net Assets consist of:

Paid in capital                                                                $ 6,898,271

Undistributed net investment income                                             76,173

Accumulated undistributed net realized gain (loss) on                           376,848
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                   2,255,372
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 220,650 shares outstanding                                     $ 9,606,664

NET ASSET VALUE, offering price and redemption price per                        $43.54
share ($9,606,664 (divided by) 220,650 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                     $ 78,777
Dividends

Interest (including security lending fees of $3)                       65,149

 TOTAL INCOME                                                          143,926

EXPENSES

Management fee                                             $ 47,943
Basic fee

 Performance adjustment                                     1,041

Transfer agent fees                                         18,238

Accounting fees and expenses                                814

Non-interested trustees' compensation                       28

Custodian fees and expenses                                 204

Registration fees                                           888

Audit                                                       84

Legal                                                       64

Miscellaneous                                               47

 Total expenses before reductions                           69,351

 Expense reductions                                         (1,708)    67,643

NET INVESTMENT INCOME                                                  76,283

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      401,086

 Foreign currency transactions                              (6)        401,080

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      993,675

 Assets and liabilities in foreign currencies               (1)        993,674

NET GAIN (LOSS)                                                        1,394,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 1,471,037
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 76,283       $ 33,533
Net investment income

 Net realized gain (loss)                                  401,080        361,315

 Change in net unrealized appreciation (depreciation)      993,674        1,122,571

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,471,037      1,517,419
FROM OPERATIONS

Distributions to shareholders                              (23,344)       (23,316)
From net investment income

 From net realized gain                                    (294,687)      (85,845)

 TOTAL DISTRIBUTIONS                                       (318,031)      (109,161)

Share transactions                                         5,216,094      3,513,078
Net proceeds from sales of shares

 Reinvestment of distributions                             315,350        107,914

 Cost of shares redeemed                                   (3,263,751)    (1,822,602)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,267,693      1,798,390
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,420,699      3,206,648

NET ASSETS

 Beginning of period                                       6,185,965      2,979,317

 End of period (including undistributed net investment    $ 9,606,664    $ 6,185,965
income of $76,173 and $23,240, respectively)

OTHER INFORMATION
Shares

 Sold                                                      134,851        106,452

 Issued in reinvestment of distributions                   8,884          4,024

 Redeemed                                                  (84,075)       (54,932)

 Net increase (decrease)                                   59,660         55,544



FINANCIAL HIGHLIGHTS
                                  YEARS ENDED NOVEMBER 30,

                                  1996        1995   1994 E   1993   1992 C

SELECTED PER-SHARE DATA

Net asset value,                  $ 38.42     $ 28.25   $ 30.91   $ 28.13   $ 25.62
beginning of period

Income from Investment
Operations

 Net investment income             .34         .20       .12       .07       .13 D

 Net realized and unrealized       6.72        11.00     .28       3.99      4.52
 gain (loss)

 Total from investment             7.06        11.20     .40       4.06      4.65
 operations



Less Distributions

 From net investment income        (.14) H     (.22)     (.07)     (.07)     (.10)

 From net realized gain            (1.80) H    (.81)     (2.99)    (1.21)    (2.04)

 Total distributions               (1.94)      (1.03)    (3.06)    (1.28)    (2.14)

Net asset value, end of period    $ 43.54     $ 38.42   $ 28.25   $ 30.91   $ 28.13

TOTAL RETURN A, B                  19.55%      41.22%    1.23%     15.04%    19.25%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 9,607     $ 6,186   $ 2,979   $ 2,423   $ 1,752
(in millions)

Ratio of expenses to average       .88%        .96%      1.06%     1.08%     1.09%
net assets

Ratio of expenses to average       .85% F      .95%      1.05%     1.07%     1.09%
net assets after expense                      F         F         F
reductions

Ratio of net investment income     .96%        .76%      .64%      .43%      .52%
to average net assets

Portfolio turnover rate            78%         97%       135%      159%      250%

Average commission rate G         $ .0414


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
C AS OF DECEMBER 1, 1991 THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Growth Company Fund (the fund)is a fund of Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income,
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $7,137,026,000 and $5,309,570,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets) over the performance period based on the fund's investment performance as compared to the appropriate index over a specified
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
period of time. For the period, the management fee was equivalent to an annual rate of .62% of average net assets after the performance adjustment. SALES LOAD. For the period January 1, 1995 through December 31, 1996, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, voluntarily waived the sales charge (3% of the offering price) on the sales of shares. Effective January 1, 1997 the fund's 3% sales charge will be eliminated.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,704,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,038,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $13,000 and $657,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Growth Company Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Mt. Vernon Street Trust: Fidelity Growth Company Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mt. Vernon Street Trust: Fidelity Growth Company Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
      COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 3, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Growth Company Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
 12/16/96 12/13/96 $.28 $1.39
 1/6/97 1/3/97 $.00 $.07
A total of 2.95% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities which is generally exempt from state income tax.
A total of 16% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of these percentages for use in preparing 1996 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
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10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
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1760 Challenge Way
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7676 Hazard Center Drive
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455 Market Street
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950 Northgate Drive
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1400 Civic Drive
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6300 Canoga Avenue
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COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
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29 South Main Street
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222 Delaware Avenue
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4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
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4090 N. Ocean Boulevard
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4001 Tamiami Trail, North
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1907 West State Road 434
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2401 PGA Boulevard
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2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
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700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
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1700 East Golf Road
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LOUISIANA
201 St. Charles Avenue
New Orleans, LA
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3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
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470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
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44 Mall Road
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280 North Woodward Ave.
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29155 Northwestern Hwy.
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MINNESOTA
7600 France Avenue South
Edina, MN
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700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
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NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Lawrence Greenberg, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co., Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE


(2_FIDELITY_LOGOS)FIDELITY

EMERGING GROWTH
FUND
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    26   Notes to the financial statements.

REPORT OF INDEPENDENT    30   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996      PAST 1   PAST 5    LIFE OF
                                     YEAR     YEARS     FUND

Emerging Growth                      13.27%   139.50%   254.70%

Emerging Growth (including 3% sales  9.87%    132.32%   244.06%
charge)

Russell 2000(registered trademark)   16.51%   117.65%   197.78%

Mid-Cap Funds Average                19.21%   115.43%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on December 28, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Total return figures do not include the effect of the 0.75% redemption fee on shares held less than 90 days. You can compare the fund's returns to the performance of the Russell 2000 Index - an unmanaged index of 2,000 small capitalization stocks with market values of $250 million or less. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of 148 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996     PAST 1   PAST 5   LIFE OF
                                    YEAR     YEARS    FUND

Emerging Growth                     13.27%   19.09%   23.79%

Emerging Growth (including 3% sales
charge)                             9.87%    18.36%   23.16%

Russell 2000                        16.51%   16.83%   20.20%

Mid-Cap Funds Average               19.21%   16.45%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961130 19961206 145306 S00000000000001
             Emerging Growth             RS Russell 2000
             00324                       RS002
  1990/12/28       9700.00                    10000.00
  1990/12/31       9758.20                    10118.31
  1991/01/31      11203.50                    11033.34
  1991/02/28      11804.90                    12263.72
  1991/03/31      12648.80                    13126.95
  1991/04/30      12580.90                    13093.92
  1991/05/31      13434.50                    13718.05
  1991/06/30      12493.60                    12918.61
  1991/07/31      13754.60                    13371.94
  1991/08/31      14647.00                    13866.90
  1991/09/30      14753.70                    13975.48
  1991/10/31      14967.10                    14345.11
  1991/11/30      14365.70                    13681.63
  1991/12/31      16305.88                    14777.18
  1992/01/31      16354.92                    15974.53
  1992/02/29      16104.38                    16440.53
  1992/03/31      15072.18                    15884.04
  1992/04/30      14621.22                    15327.56
  1992/05/31      14801.60                    15531.38
  1992/06/30      14060.02                    14796.86
  1992/07/31      14741.47                    15311.50
  1992/08/31      14280.49                    14879.43
  1992/09/30      14731.45                    15222.82
  1992/10/31      15753.63                    15706.69
  1992/11/30      16956.20                    16908.56
  1992/12/31      17668.44                    17497.62
  1993/01/31      18231.12                    18089.85
  1993/02/28      17527.13                    17672.04
  1993/03/31      18034.42                    18245.49
  1993/04/30      17899.83                    17744.65
  1993/05/31      19463.09                    18529.84
  1993/06/30      19659.79                    18645.43
  1993/07/31      19587.32                    18902.86
  1993/08/31      20343.07                    19719.50
  1993/09/30      20664.00                    20275.98
  1993/10/31      21160.93                    20797.86
  1993/11/30      20322.36                    20113.33
  1993/12/31      21180.19                    20801.02
  1994/01/31      21797.79                    21453.20
  1994/02/28      21673.66                    21375.61
  1994/03/31      20519.22                    20247.03
  1994/04/30      20606.11                    20367.37
  1994/05/31      19811.66                    20138.67
  1994/06/30      18421.37                    19454.83
  1994/07/31      19116.51                    19774.47
  1994/08/31      20519.22                    20876.35
  1994/09/30      20419.91                    20806.45
  1994/10/31      21400.57                    20724.34
  1994/11/30      20581.29                    19887.35
  1994/12/31      21142.37                    20421.66
  1995/01/31      20582.39                    20164.00
  1995/02/28      21540.58                    21002.81
  1995/03/31      22448.99                    21364.52
  1995/04/30      23208.08                    21839.57
  1995/05/31      24166.27                    22215.08
  1995/06/30      26841.73                    23367.51
  1995/07/31      30002.51                    24713.52
  1995/08/31      30425.60                    25224.78
  1995/09/30      31134.91                    25675.24
  1995/10/31      30761.59                    24526.99
  1995/11/30      30375.83                    25557.48
  1995/12/31      28741.54                    26231.80
  1996/01/31      29135.09                    26203.68
  1996/02/29      30883.45                    27020.31
  1996/03/31      30883.45                    27570.34
  1996/04/30      32853.63                    29044.56
  1996/05/31      34132.28                    30189.13
  1996/06/30      32827.53                    28949.46
  1996/07/31      29604.80                    26420.91
  1996/08/31      30857.36                    27954.92
  1996/09/30      33492.95                    29047.38
  1996/10/31      32631.82                    28599.70
  1996/11/29      34406.28                    29778.13
IMATRL PRASUN   SHR__CHT 19961130 19961206 145308 R00000000000075

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Emerging Growth Fund on December 28, 1990, when the fund started, and the maximum 3% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $34,406 - a 244.06% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $29,778 - a 197.78% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the year that ended November
30, 1996. The Standard & Poor's
500 Index returned 27.86%
during the period - well above its
long-term average of about 12%.
The stock market spent much of
the past year breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears
subsided, these stocks
rebounded, only to fade toward
the end of the period due to
earnings concerns and a general
flight to quality.
An interview with Larry Greenberg, Portfolio Manager of Fidelity Emerging Growth Fund
Q. WHAT CAN YOU TELL US ABOUT THE FUND'S PERFORMANCE, LARRY?
A. For the one-year period that ended November 30, 1996, the fund had a total return of 13.27%. Additionally, the Russell 2000 index returned 16.51% and the return of the mid-cap funds average, according to Lipper Analytical Services, was 19.21%.
Q. WHY DO YOU THINK THE FUND UNDERPERFORMED?
A. I think there were two major reasons. First, the fund's underperformance in the past year is reflective of the underperformance of technology stocks earlier in the period, which hurt many growth-oriented investors if they sold these stocks. Second, the stock market has been led by financial and energy companies. By definition, this type of fund will not own many of these kinds of stocks because many of them represent mature industries rather than emerging growth industries.
Q. HOW IS THE FUND POSITIONED IN TECHNOLOGY-RELATED COMPANIES? WERE THERE ANY THEMES YOU FOLLOWED?
A. I focused the fund's technology weighting in what I call the "Nasdaq Four" - Intel, Microsoft, Cisco Systems and Oracle. In the technology arena, we've seen the bigger firms getting bigger at the expense of small firms, which are finding it harder and harder to gain market share. Additionally, the Nasdaq Four were well-positioned to benefit from two major trends during the period - growth of the Internet and growth in personal computers.
Q. DECLINING SEMICONDUCTOR PRICES HAVE HURT THAT INDUSTRY OVER THE PAST YEAR. ARE THERE ANY RECENT DEVELOPMENTS IN THIS SITUATION?
A. Semiconductor prices have stabilized following a freefall for much of this past year. An oversupply in the market continues, but demand has picked up as some companies have been able to work through their excess inventories.
Q. WHAT WAS THE STORY BEHIND THE FUND'S HEALTH CARE POSITION?
A. In my opinion, one of the most intriguing parts of the health care market has been the pharmaceutical area. It was one segment of the market where business fundamentals improved steadily throughout the year. With the proliferation of managed care, we've seen strong unit demand for drugs. For example, in the third quarter of 1996, Merck had a phenomenal 25% unit growth in their domestic pharmaceutical business. In general, I looked for companies with accelerated earnings momentum, good year-over-year earnings growth and strong revenue growth that were trading at reasonable prices.
Q. HOW ABOUT RETAIL?
A. I think we may be seeing a stabilization of certain sectors of retail. If you look at the past three years, consumer demand was pretty poor. In the past year, however, we've seen demand picking up and the beginning of a turnaround in the earnings growth rates of some major retailers. I targeted specialty retailers considered to be "category killers" - companies that dominate their market segment no matter what is happening in the overall retail market or the economy. One example of a category killer was PETsMART.
Q. WAS THERE A PARTICULAR STOCK THAT DIDN'T LIVE UP TO EXPECTATIONS?
A. While category-killer retail stocks can be great growth companies, they can be quite volatile as well. Such was the case with Sunglass Hut International, whose revenue growth and earnings rapidly deteriorated during the period. Although I was able to significantly reduce the fund's position in the stock, I was not able to eliminate it completely. Thus, the fund sustained some losses.
Q. HOW ARE YOU POSITIONING THE FUND GOING FORWARD?
A. Obviously, the stock market has had quite a run, and we have enjoyed a long economic expansion. In this environment, I'm trying to reduce some of the risk in the fund by spreading its assets over a variety of industries and stocks that haven't gone up as much as the overall market. While this strategy does not eliminate risk in the fund, I believe it's the best course of action in an uncertain time.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing in stocks of
companies that Fidelity
believes are in the
developing stage of their life
cycle and offer the potential
for accelerated growth
FUND NUMBER: 324
TRADING SYMBOL: FDEGX
START DATE: December
28, 1990
SIZE: as of November 30,
1996, more than $1.9 billion
MANAGER: Larry Greenberg,
since 1993; manager,
Fidelity Growth Company
Fund, since June 1996;
manager, Fidelity Advisor
Equity Growth Fund, since
June 1996; manager, VIP:
Growth Portfolio, since 1991;
joined Fidelity in 1986
(checkmark)
LARRY GREENBERG ON
COMPETITION IN HIGH
TECH INDUSTRIES:
"Much is discussed in the
financial press about the
intense competition in certain
segments of high tech. While
these corporate wars make
good news stories, they are
often oversimplified and
blown out of proportion. For
example, there's been a lot
of attention in the media
devoted to the "browser war"
between Netscape and
Microsoft. While Internet
browsers are Netscape's
best-known product, the
company generates most of
its revenues from corporate
applications of Internet
technology - not browsers.
"Another issue is whether
microprocessor-maker Intel
can maintain its dominance in
the face of new competition.
While it has some notable
competitors in a rapidly
changing market, people
often forget Intel's industry
clout, its vast R&D budget
and marketing strength, and
its ability to maintain
aggressive pricing."

NOTE TO SHAREHOLDERS:
Effective January 7, 1997,
John K. Hurley became
manager of the fund. Hurley
joined Fidelity in 1993 and has
worked as an analyst and
manager.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                            % OF FUND'S    % OF FUND'S
                            INVESTMENTS    INVESTMENTS
                                           IN THESE STOCKS
                                           6 MONTHS AGO

Intel Corp.                 3.8            1.5

Cisco Systems, Inc.         3.7            3.4

Oracle Systems Corp.        3.4            2.4

HFS, Inc.                   2.8            2.4

CUC International, Inc.     2.2            1.3

Microsoft Corp.             2.1            1.5

International Business
Machines Corp.              1.8            0.0

Ascend Communications, Inc. 1.7            3.0

PETsMART, Inc.              1.6            1.5

Compaq Computer Corp.       1.4            0.2

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

Technology           46.8           39.8

Health               13.6           13.7

Retail & Wholesale   11.4           12.3

Media & Leisure      8.3            8.6

Utilities            5.2            6.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 2.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 48.6
Row: 1, Col: 4, Value: 48.6
Row: 1, Col: 1, Value: 7.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 42.1
Row: 1, Col: 4, Value: 50.0
Stocks 97.2%
Short-term
investments 2.8%
FOREIGN
INVESTMENTS 3.0%
Stocks 92.1%
Short-term
investments 7.9%
FOREIGN
INVESTMENTS 1.9%
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.2%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.2%
Orbital Sciences Corp. (a)   225,000 $ 4,359
BASIC INDUSTRIES - 0.6%
CHEMICALS & PLASTICS - 0.1%
Airgas, Inc. (a)   65,800  1,694
IRON & STEEL - 0.1%
Nucor Corp.   35,000  1,903
METALS & MINING - 0.3%
Oregon Metallurgical Corp.   85,000  3,018
Titanium Metals Corp. (a)   110,000  3,685
  6,703
PACKAGING & CONTAINERS - 0.1%
Tupperware Corp.   30,000  1,590
TOTAL BASIC INDUSTRIES   11,890
CONSTRUCTION & REAL ESTATE - 0.8%
CONSTRUCTION - 0.4%
Oakwood Homes Corp.   326,900  7,233
ENGINEERING - 0.4%
MasTec, Inc. (a)  165,000  7,796
TOTAL CONSTRUCTION & REAL ESTATE   15,029
DURABLES - 2.2%
AUTOS, TIRES, & ACCESSORIES - 0.4%
AutoZone, Inc. (a)   315,000  7,757
CONSUMER DURABLES - 0.2%
Spectran Corp. (a)   130,000  2,291
Wireless Telecom Group, Inc.   129,800  1,298
  3,589
CONSUMER ELECTRONICS - 0.2%
Harman International Industries, Inc.   75,000  3,825
HOME FURNISHINGS - 0.1%
Furniture Brands International, Inc. (a)   100,000  1,238
TEXTILES & APPAREL - 1.3%
Adidas AG (b)  14,400  1,245
Adidas AG  17,200  1,488
Gucci Group NV  50,000  3,669
Mohawk Industries, Inc. (a)  69,300  1,650
NIKE, Inc. Class B  210,000  11,944
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
Timberland Co. Class A (a)  10,500 $ 407
Tommy Hilfiger (a)  50,000  2,700
Wolverine World Wide, Inc.   115,050  3,092
  26,195
TOTAL DURABLES   42,604
ENERGY - 1.4%
INDEPENDENT POWER - 0.3%
Thermo Electron Corp. (a)  130,000  4,712
OIL & GAS - 1.1%
Abacan Resource Corp. (a)  88,200  755
Barrett Resources Corp. (a)  115,000  4,686
Belco Oil & Gas Corp. (a)  31,000  883
Benton Oil & Gas Co. (a)  90,000  2,295
Chesapeake Energy Corp. (a)  117,000  7,649
Louisiana Land & Exploration Co.   50,000  2,988
Noble Affiliates, Inc.   60,000  2,828
  22,084
TOTAL ENERGY   26,796
FINANCE - 0.5%
CREDIT & OTHER FINANCE - 0.3%
Aames Financial Corp.   50,000  2,144
Concord EFS, Inc. (a)   4,000  116
Green Tree Financial Corp.   65,000  2,722
PHH Corp.   20,500  920
  5,902
SECURITIES INDUSTRY - 0.2%
Schwab (Charles) Corp.   100,000  3,013
TOTAL FINANCE   8,915
HEALTH - 13.6%
DRUGS & PHARMACEUTICALS - 6.9%
Alkermes, Inc. (a)  100,000  1,412
ALZA Corp. Class A (a)  90,000  2,542
American Home Products Corp.   105,000  6,746
Amgen, Inc. (a)  75,000  4,566
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Biochem Pharmaceuticals, Inc. (a)  90,000 $ 3,848
Biogen, Inc. (a)  325,000  12,431
Bristol-Myers Squibb Co.   135,000  15,356
COR Therapeutics, Inc. (a)   175,000  1,859
Dura Pharmaceuticals, Inc. (a)   50,000  1,850
Elan Corp. PLC ADR (a)  100,000  2,975
Genentech, Inc. special (a)  120,000  6,495
Genome Therapeutics Corp. (a)   150,000  1,350
Guilford Pharmaceuticals, Inc. (a)   75,000  1,322
Lifecore Biomedical, Inc. (a)   10,000  158
Lilly (Eli) & Co.   90,000  6,885
Merck & Co., Inc.   275,000  22,825
Nabi (a)  85,000  776
PerSeptive Biosystems, Inc. (a)   1,194  8
PerSeptive Biosystems, Inc. Class G (warrants) (a)  675  -
Pfizer, Inc.   175,000  15,684
Protein Design Labs, Inc. (a)  100,000  2,388
Schering-Plough Corp.   155,000  11,044
Sepracor, Inc. (a)   75,000  1,247
Sequus Pharmaceuticals, Inc. (a)   85,000  1,222
SmithKline Beecham PLC ADR  128,600  8,857
Thermotrex Corp. (a)   31,400  1,068
  134,914
MEDICAL EQUIPMENT & SUPPLIES - 2.9%
Bergen Brunswig Corp. Class A  160,000  4,360
Biopsys Medical, Inc. (a)  73,500  1,746
Boston Scientific Corp. (a)   95,000  5,545
Cardinal Health, Inc.   69,800  5,837
Johnson & Johnson  270,000  14,344
Medtronic, Inc.   190,000  12,564
Pall Corp.   100,000  2,612
St. Jude Medical, Inc. (a)  115,000  4,801
Sofamor/Danek Group, Inc. (a)   54,000  1,519
Sybron International, Corp. (a)  85,000  2,582
  55,910
MEDICAL FACILITIES MANAGEMENT - 3.8%
American Medical Response, Inc. (a)  95,000  2,850
Carematrix Corp. (a)  106,600  1,466
Columbia/HCA Healthcare Corp.   247,500  9,900
HEALTHSOUTH Rehabilitation Corp. (a)   590,000  22,199
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Health Images, Inc.   175,000 $ 2,734
Lincare Holdings, Inc. (a)   116,400  4,627
Medquist, Inc. (a)   175,000  3,369
National Surgery Centers, Inc.    115,000  3,651
Oxford Health Plans, Inc. (a)   175,000  10,150
PacifiCare Health Systems, Inc. Class B (a)  78,700  6,532
Phymatrix Corp. (a)  125,000  1,922
United HealthCare Corp.   100,000  4,312
Vencor, Inc. (a)  50,675  1,641
  75,353
TOTAL HEALTH   266,177
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
ELECTRICAL EQUIPMENT - 0.2%
AML Communications, Inc. (a)  125,000  1,750
American Power Conversion Corp. (a)  85,000  2,013
Duracell International, Inc.   10,000  666
  4,429
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
DT Industries, Inc.   65,000  2,251
Ionics, Inc. (a)   232,000  11,194
MSC Industrial Direct, Inc. (a)   25,000  934
PRI Automation, Inc. (a)   100,000  4,775
  19,154
POLLUTION CONTROL - 0.1%
USA Waste Services, Inc. (a)   75,000  2,419
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   26,002
MEDIA & LEISURE - 8.3%
BROADCASTING - 0.5%
Clear Channel Communications, Inc. (a)  20,000  1,380
Evergreen Media Corp. Class A (a)  139,700  3,458
PanAmSat Corp. (a)   150,000  4,313
Sinclair Broadcast Group, Inc. Class A (a)  54,200  1,314
  10,465
ENTERTAINMENT - 0.3%
MGM Grand, Inc. (a)   70,000  2,704
Regal Cinemas, Inc. (a)  82,500  2,691
  5,395
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.4%
Harley-Davidson, Inc.   95,000 $ 4,216
Nintendo Co. Ltd. Ord.   32,000  2,266
Travis Boats & Motors, Inc. (a)   185,000  2,336
  8,818
LODGING & GAMING - 4.7%
Anchor Gaming (a)  80,000  3,340
Circus Circus Enterprises, Inc. (a)  235,000  8,577
Extended Stay America, Inc. (a)   100,000  2,075
HFS, Inc. (a)  850,000  55,038
Mirage Resorts, Inc. (a)   500,000  12,063
Penske Motorsports, Inc. (a)   6,800  208
Studio Plus Hotels, Inc. (a)   150,000  2,625
Sun International Hotels Ltd. Ord. (a)  115,000  5,707
Wyndham Hotel Corp. (a)   71,500  1,403
  91,036
RESTAURANTS - 2.4%
Apple South, Inc.   228,500  3,370
Applebee's International, Inc.   115,000  3,349
CKE Restaurants, Inc.   64,100  1,963
Landry's Seafood Restaurants, Inc. (a)   235,000  5,640
Logan's Roadhouse, Inc. (a)   120,000  2,370
Lone Star Steakhouse & Saloon, Inc. (a)  255,900  7,325
Outback Steakhouse, Inc. (a)   62,500  1,805
Planet Hollywood International, Inc. Class A (a)  160,000  3,680
Rainforest Cafe, Inc. (a)   290,000  8,483
Starbucks Corp. (a)   250,000  8,656
  46,641
TOTAL MEDIA & LEISURE   162,355
NONDURABLES - 0.8%
BEVERAGES - 0.0%
Pete's Brewing Co. (a)  90,000  607
HOUSEHOLD PRODUCTS - 0.8%
Gillette Co.   132,500  9,772
Memtec Ltd. sponsored ADR   100,000  3,350
USA Detergents, Inc. (a)   35,000  1,330
  14,452
TOTAL NONDURABLES   15,059
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.5%
Bre-X Minerals Ltd.   175,000 $ 2,704
Getchell Gold Corp. (a)   76,000  2,974
Newmont Mining Corp.   85,000  4,069
  9,747
RETAIL & WHOLESALE - 11.4%
APPAREL STORES - 1.1%
Gap, Inc.   175,000  5,622
Just for Feet, Inc. (a)  635,700  15,018
Loehmanns, Inc. (a)   48,000  1,446
  22,086
DRUG STORES - 0.3%
General Nutrition Companies, Inc. (a)   112,300  1,937
Revco (D.S.), Inc. (a)   100,000  3,450
  5,387
GENERAL MERCHANDISE STORES - 1.9%
Consolidated Stores Corp. (a)   120,000  4,440
Family Dollar Stores, Inc.   185,000  3,469
Stein Mart, Inc. (a)   176,000  3,366
Wal-Mart Stores, Inc.   1,000,000  25,500
  36,775
GROCERY STORES - 0.1%
Central Garden & Pet Co.   100,000  2,162
RETAIL & WHOLESALE, MISCELLANEOUS - 8.0%
Barnes & Noble, Inc. (a)  66,800  2,087
Bed Bath & Beyond, Inc. (a)  200,200  5,243
Corporate Express, Inc. (a)   250,000  7,000
Gadzooks, Inc. (a)   150,000  4,275
Home Depot, Inc. (The)  397,500  20,720
Lowe's Companies, Inc.   635,000  25,797
Officemax, Inc. (a)  600,600  8,709
Office Depot, Inc. (a)   315,075  6,144
Petco Animal Supplies, Inc. (a)   35,300  772
PETsMART, Inc. (a)   1,250,000  31,875
Sodak Gaming, Inc. (a)   270,000  4,320
Sports Authority, Inc. (a)   90,050  2,229
Staples, Inc. (a)  625,000  12,344
Sunglass Hut International, Inc. (a)  909,000  6,704
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Toys "R" Us, Inc. (a)   247,700 $ 8,545
U.S. Office Products Co. (a)   75,000  2,325
Viking Office Products, Inc. (a)  240,000  7,515
  156,604
TOTAL RETAIL & WHOLESALE   223,014
SERVICES - 3.4%
ADVERTISING - 0.3%
CMG Information Services, Inc. (a)  83,400  1,324
Snyder Communications, Inc. (a)   75,000  1,828
Universal Outdoor Holdings, Inc. (a)   75,000  2,044
  5,196
EDUCATIONAL SERVICES - 0.3%
Sylvan Learning Systems (a)  200,000  5,225
LEASING & RENTAL - 0.9%
Hollywood Entertainment Corp. (a)   650,000  13,081
Movie Gallery, Inc. (a)   133,900  1,875
Team Rental Group, Inc. Class A (a)  123,300  2,004
  16,960
SERVICES - 1.9%
ADT Ltd. (a)  25,000  512
APAC Teleservices, Inc. (a)  78,800  3,723
AccuStaff, Inc. (a)  200,450  4,059
Corestaff, Inc. (a)   75,000  1,922
Employee Solutions, Inc. (a)   25,000  463
Medaphis Corp. (a)  160,000  1,660
Medpartners, Inc. (a)  100,000  2,275
Personnel Group of America, Inc. (a)   50,000  1,131
Premier Technologies, Inc. (a)  198,400  4,613
Service Corp. International  210,000  6,326
Sitel Corp. (a)   175,000  3,456
Telespectrum Worldwide, Inc. (a)   260,000  4,615
Teletech Holdings, Inc. (a)  55,000  1,733
Zebra Technologies Corp. Class A (a)  44,000  1,133
  37,621
TOTAL SERVICES   65,002
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 46.8%
COMMUNICATIONS EQUIPMENT - 8.2%
ADC Telecommunications, Inc. (a)  80,000 $ 2,900
Ascend Communications, Inc. (a)  470,200  33,443
Aspect Telecommunications Corp. (a)  76,600  4,175
Checkpoint Systems, Inc. (a)  75,000  1,687
Cisco Systems, Inc. (a)  1,075,000  72,966
Davox Corp. (a)   65,000  2,470
Dialogic Corp. (a)   26,000  799
Lucent Technologies, Inc.   170,000  8,712
Nokia Corp. AB sponsored ADR  50,000  2,806
P-COM, Inc. (a)   135,000  4,286
Pairgain Technologies, Inc. (a)   20,000  1,278
Tellabs, Inc. (a)   118,000  4,691
3Com Corp. (a)  175,000  13,147
Teledata Communications Ltd.   100,000  2,225
U.S. Robotics Corp. (a)   50,000  3,931
  159,516
COMPUTER SERVICES & SOFTWARE - 22.6%
Affiliated Computer Services, Inc. Class A (a)  230,000  6,670
America Online, Inc. (a)  109,400  3,870
American Management Systems, Inc. (a)  115,050  4,091
Analysts International Corp.   150,000  4,050
Applix, Inc. (a)  105,000  2,074
Automatic Data Processing, Inc.   172,300  7,387
BBN Corp. (a)  50,000  1,150
BMC Software, Inc. (a)  150,000  6,525
Baan Co. NV (a)  125,000  4,453
CACI International, Inc. Class A (a)  325,000  6,134
CBT Group PLC sponsored ADR (a)  30,000  1,725
CCC Information Services Group, Inc. (a)  219,500  3,402
CUC International, Inc. (a)   1,649,400  43,503
Cadence Design Systems, Inc. (a)  275,000  10,966
Ceridian Corp. (a)  29,300  1,410
Ciber, Inc. (a)  25,000  825
Citrix Systems, Inc. (a)  30,000  1,369
Clarify, Inc. (a)  85,000  3,825
CompuCom Systems, Inc. (a)  282,900  3,324
CompUSA, Inc. (a)  340,700  15,331
Computer Associates International, Inc.   160,000  10,520
Computer Horizons Corp. (a)  50,000  1,675
Computer Learning Centers, Inc. (a)  135,900  3,398
Computer Sciences Corp. (a)  135,000  10,614
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Compuware Corp. (a)  25,000 $ 1,413
Dataworks Corp. (a)  150,000  3,263
Electronic Data Systems Corp.   79,800  3,860
Electronics for Imaging, Inc. (a)   90,000  7,650
First Data Corp.   125,000  4,984
Forte Software, Inc. (a)   25,000  794
HBO & Co.   225,000  12,797
Harbinger Corp. (a)   75,000  1,959
Henry (Jack) & Associates, Inc.   60,000  2,280
Inacom Corp. (a)   60,000  1,860
Inso Corp. (a)   90,800  3,870
Keane, Inc. (a)   125,000  6,609
Legato Systems, Inc. (a)   50,000  1,750
Lycos, Inc. (a)   545,900  6,346
McAfee Associates, Inc. (a)   300,600  14,354
Microsoft Corp. (a)   260,900  40,929
Netscape Communications Corp. (a)   275,000  15,366
Oracle Systems Corp. (a)   1,335,000  65,415
Orckit Communications Ltd. (a)   2,500  28
Parametric Technology Corp. (a)   230,000  12,506
Paychex, Inc.   75,000  4,013
PeopleSoft, Inc. (a)   200,000  18,300
Physician Computer Network, Inc. (a)   193,700  1,598
Policy Management Systems Corp. (a)   63,300  2,532
Remedy Corp. (a)   60,700  2,747
Sabre Group Holdings, Inc. Class A (a)  85,000  2,486
Saville Systems Ireland PLC sponsored ADR (a)  100,000  4,163
Scopus Technology, Inc. (a)  115,000  4,298
SunGard Data Systems, Inc. (a)   85,000  3,570
Sybase, Inc. (a)  77,600  1,368
Sykes Enterprises, Inc. (a)  50,000  2,175
Technology Solutions, Inc. (a)  97,500  4,388
Vanstar Corp. (a)  207,000  5,641
Vantive Corp. (a)  175,300  6,048
Viasoft, Inc. (a)  65,000  2,941
Visio Corp. (a)  100,000  4,950
Wind River Systems, Inc. (a)  75,000  3,684
  441,226
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 8.1%
Adaptec, Inc. (a)  600,000 $ 22,350
Bay Networks, Inc. (a)  125,000  3,344
Compaq Computer Corp. (a)  350,000  27,737
Dell Computer Corp. (a)  150,000  15,244
EMC Corp. (a)   261,700  8,440
Eltron International, Inc. (a)   25,800  800
FileNet Corp. (a)   118,000  4,248
Gateway 2000, Inc. (a)   29,400  1,577
Hewlett-Packard Co.   125,000  6,734
Ingram Micro, Inc. Class A (a)  146,400  3,605
International Business Machines Corp.   225,000  35,859
Lexmark International Group, Inc. (a)   71,800  1,858
Micron Electronics, Inc. (a)  142,800  2,749
Quantum Corp. (a)  156,500  4,186
SCI Systems, Inc. (a)  65,000  3,429
Seagate Technology (a)  322,400  12,735
Tech Data Corp.   111,900  3,357
  158,252
ELECTRONIC INSTRUMENTS - 0.5%
Applied Materials, Inc. (a)  100,000  3,813
Teradyne, Inc. (a)  189,000  4,465
Thermo Voltek Corp.  112,500  1,223
  9,501
ELECTRONICS - 7.4%
Analog Devices, Inc. (a)  150,000  4,819
Atmel Corp. (a)  140,000  4,602
Cascade Communications Corp. (a)  45,000  3,111
Cirrus Logic, Inc. (a)   135,000  2,649
Flextronics International  39,000  1,365
Hadco Corp.   16,100  748
Intel Corp.   585,000  74,222
KEMET Corp. (a)   85,000  1,955
Lattice Semiconductor Corp.   24,200  1,083
Linear Technology Corp.   250,000  11,781
Maxim Integrated Products, Inc. (a)   258,000  11,965
Micron Technology, Inc.   105,000  3,478
Motorola, Inc.   50,000  2,769
S3, Inc. (a)  17,700  301
Solectron Corp. (a)   80,000  4,680
Storage Technology Corp. (a)   120,000  5,985
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Texas Instruments, Inc.   49,300 $ 3,143
Xilinx, Inc. (a)  73,900  3,242
Zilog, Inc.   100,000  2,237
  144,135
PHOTOGRAPHIC EQUIPMENT - 0.0%
3D Systems Corp. (a)  43,500  445
TOTAL TECHNOLOGY   913,075
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
Atlantic Southeast Airlines, Inc.   115,000  2,616
Comair Holdings, Inc.   75,000  1,866
  4,482
UTILITIES - 5.2%
CELLULAR - 2.7%
AirTouch Communications, Inc. (a)  950,000  24,344
Arch Communications Group, Inc. (a)  138,113  1,519
Palmer Wireless, Inc. (a)  426,000  6,390
360 Degrees Communications Co. (a)  335,000  7,956
Vanguard Cellular Systems, Inc. Class A (a)  729,100  12,304
  52,513
TELEPHONE SERVICES - 2.5%
Comsat Corp., Series 1  60,000  1,575
LCI International, Inc. (a)   325,000  10,603
MCI Communications Corp.   285,000  8,693
MFS Communications, Inc.   259,300  12,511
Sprint Corp.   105,000  4,397
Telebras sponsored ADR  25,000  1,894
Telefonos de Mexico SA sponsored ADR representing
Ord. Class L shares  25,000  759
Teleport Communications Group, Inc. Class A (a)  85,000  2,816
WorldCom, Inc. (a)  235,000  5,434
  48,682
TOTAL UTILITIES   101,195
TOTAL COMMON STOCKS
(Cost $1,422,375)   1,895,701
CASH EQUIVALENTS - 2.8%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (c) (Cost $55,372)  55,372,000 $ 55,372
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,477,747)  $ 1,951,073
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,245,000 or 0.1% of net assets.
3. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.46%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $1,483,346,000. Net unrealized appreciation aggregated $467,727,000, of which $519,361,000 related to appreciated investment securities and $51,634,000 related to depreciated investment securities.
The fund hereby designates approximately $4,955,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (cost $1,477,747) -                          $ 1,951,073
See accompanying schedule

Cash                                                                             1,478

Receivable for investments sold                                                  5,374

Receivable for fund shares sold                                                  2,384

Dividends receivable                                                             458

Interest receivable                                                              347

Redemption fees receivable                                                       1

Other receivables                                                                562

 TOTAL ASSETS                                                                    1,961,677

LIABILITIES

Payable for investments purchased                                    $ 13,133

Payable for fund shares redeemed                                      7,438

Accrued management fee                                                1,218

Other payables and accrued expenses                                   677

 TOTAL LIABILITIES                                                               22,466

NET ASSETS                                                                      $ 1,939,211

Net Assets consist of:

Paid in capital                                                                 $ 1,442,820

Accumulated undistributed net realized gain (loss) on                            23,065
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    473,326
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 73,552 shares outstanding                                       $ 1,939,211

NET ASSET VALUE and redemption price per share                                   $26.37
($1,939,211 (divided by) 73,552 shares)

Maximum offering price per share (100/97.00 of $26.37)                           $27.19

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                     $ 4,103
Dividends

Interest                                                               8,370

 TOTAL INCOME                                                          12,473

EXPENSES

Management fee                                             $ 10,537
Basic fee

 Performance adjustment                                     1,915

Transfer agent fees                                         4,218

Accounting fees and expenses                                636

Non-interested trustees' compensation                       6

Custodian fees and expenses                                 91

Registration fees                                           251

Audit                                                       52

Legal                                                       15

Miscellaneous                                               11

 Total expenses before reductions                           17,732

 Expense reductions                                         (261)      17,471

NET INVESTMENT INCOME (LOSS)                                           (4,998)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      27,531

 Foreign currency transactions                              (3)        27,528

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      172,135

 Assets and liabilities in foreign currencies               (1)        172,134

NET GAIN (LOSS)                                                        199,662

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 194,664
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS


AMOUNTS IN THOUSANDS                                     YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (4,998)      $ (6,017)
Net investment income (loss)

 Net realized gain (loss)                                 27,528         78,535

 Change in net unrealized appreciation (depreciation)     172,134        242,343

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          194,664        314,861
FROM OPERATIONS

Distributions to shareholders from net realized gains     (59,173)       (1,472)

Share transactions                                        977,456        696,173
Net proceeds from sales of shares

 Reinvestment of distributions                            58,461         1,448

 Cost of shares redeemed                                  (564,710)      (291,096)

 Redemption fees                                          751            754

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          471,958        407,279
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 607,449        720,668

NET ASSETS

 Beginning of period                                      1,331,762      611,094

 End of period                                           $ 1,939,211    $ 1,331,762

OTHER INFORMATION
Shares

 Sold                                                     40,103         31,072

 Issued in reinvestment of distributions                  2,601          89

 Redeemed                                                 (23,706)       (13,468)

 Net increase (decrease)                                  18,998         17,693



FINANCIAL HIGHLIGHTS
                                  YEARS ENDED NOVEMBER 30,

                                  1996       1995   1994 E   1993   1992

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 24.41    $ 16.58    $ 19.63    $ 16.92   $ 14.81
of period

Income from Investment
Operations

 Net investment income (loss)      (.07) C    (.14) C    (.07) C    (.03)     .09

 Net realized and unrealized       3.10       7.99       .34        3.29      2.50
 gain (loss)

 Total from investment             3.03       7.85       .27        3.26      2.59
 operations



Less Distributions

 From net investment income        -          -          -          (.02)     -

 From net realized gain            (1.08)     (.04)      (3.33)     (.54)     (.50)

 Total distributions               (1.08)     (.04)      (3.33)     (.56)     (.50)

Redemption fees added to           .01        .02        .01        .01       .02
paid in capital

Net asset value, end of period    $ 26.37    $ 24.41    $ 16.58    $ 19.63   $ 16.92

TOTAL RETURN A, B                  13.27%     47.59%     1.27%      19.85%    18.03%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 1,939    $ 1,332    $ 611      $ 634     $ 615
(in millions)

Ratio of expenses to average       1.10%      1.10%      1.04%      1.20%     1.09%
net assets

Ratio of expenses to average       1.09% D    1.09%      1.02%      1.19%     1.09%
net assets after expense                     D          D          D
reductions

Ratio of net investment income     (.31)%     (.66)%     (.41)      (.20)     .56%
(loss) to average net assets                            %          %

Portfolio turnover rate            105%       102%       180%       332%      531%

Average commission rate F         $ .0405


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS)
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME (LOSS) PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Emerging Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends-paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income (loss) and realized and unrealized gain (loss). Accumulated net investment (loss) and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,039,164,000 and $1,551,306,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets over the performance period.) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .77% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, received sales charges of $3,172,000 on sales of shares of the fund.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. FSC, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .26% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $368,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $231,000 under this arrangement.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $11,000 and $19,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Emerging Growth Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Mt. Vernon Street Trust: Fidelity Emerging Growth Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mt. Vernon Street Trust: Fidelity Emerging Growth Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
      COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 3, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Emerging Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
 12/16/96 12/13/96 - $.32
A total of 2% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Lawrence Greenberg, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co., Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(registered trademark)
NEW MILLENNIUM(trademark)
FUND
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    32   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            33


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                PAST 1   LIFE OF
                                               YEAR     FUND

New Millennium                                 24.88%   137.62%

New Millennium (incl. 3% sales charge)         21.13%   130.50%

S&P 500(registered trademark)                  27.86%   90.76%

Capital Appreciation Funds Average             18.05%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on December 28, 1992. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of 185 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                PAST 1   LIFE OF
                                               YEAR     FUND

New Millennium                                 24.88%   24.64%

New Millennium (incl. 3% sales charge)         21.13%   23.68%

S&P 500                                        27.86%   17.87%

Capital Appreciation Funds Average             18.05%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961130 19961210 102125 S00000000000001
             New Millennium              SP Standard & Poor 500
             00300                       SP001
  1992/12/28       9700.00                    10000.00
  1992/12/31       9777.60                     9910.45
  1993/01/31      10291.70                     9993.70
  1993/02/28      10029.80                    10129.62
  1993/03/31      10437.20                    10343.35
  1993/04/30      10340.20                    10093.04
  1993/05/31      10951.30                    10363.53
  1993/06/30      11038.60                    10393.59
  1993/07/31      11242.30                    10352.01
  1993/08/31      11620.60                    10744.36
  1993/09/30      11892.20                    10661.62
  1993/10/31      12105.60                    10882.32
  1993/11/30      11610.90                    10778.94
  1993/12/31      12189.94                    10909.36
  1994/01/31      12418.52                    11280.28
  1994/02/28      12448.35                    10974.59
  1994/03/31      11682.76                    10496.09
  1994/04/30      11613.16                    10630.44
  1994/05/31      11533.62                    10804.78
  1994/06/30      11285.05                    10540.07
  1994/07/31      11523.67                    10885.78
  1994/08/31      12160.01                    11332.10
  1994/09/30      12368.81                    11054.46
  1994/10/31      12756.58                    11303.19
  1994/11/30      12229.61                    10891.52
  1994/12/31      12290.89                    11053.05
  1995/01/31      12026.25                    11339.65
  1995/02/28      12546.03                    11781.56
  1995/03/31      13014.85                    12129.23
  1995/04/30      13830.19                    12486.44
  1995/05/31      13983.06                    12985.52
  1995/06/30      15195.88                    13287.17
  1995/07/31      16500.42                    13727.78
  1995/08/31      16694.06                    13762.23
  1995/09/30      17325.95                    14343.00
  1995/10/31      17162.88                    14291.79
  1995/11/30      18457.23                    14919.20
  1995/12/31      18699.43                    15206.55
  1996/01/31      18382.01                    15724.18
  1996/02/29      19679.17                    15869.94
  1996/03/31      20056.13                    16022.77
  1996/04/30      21231.33                    16258.95
  1996/05/31      21830.02                    16678.26
  1996/06/30      21098.29                    16741.81
  1996/07/31      19346.57                    16002.15
  1996/08/31      20344.39                    16339.64
  1996/09/30      21763.50                    17259.24
  1996/10/31      21852.20                    17735.24
  1996/11/29      23049.58                    19075.85
IMATRL PRASUN   SHR__CHT 19961130 19961210 102127 R00000000000051

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity New Millennium Fund on December 28, 1992, when the fund started, and a 3% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $23,050
- a 130.50% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $19,076 - a 90.76% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
year that ended November 30,
1996. The Standard & Poor's 500
Index returned 27.86% during the
period - well above its long-term
average of about 12%. The stock
market spent much of the past
year breaking price and trading
volume records. Solid corporate
earnings reports, large cash
inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors sought
their lower volatility and higher
degree of liquidity over smaller
cap stocks in an environment
where it was sometimes difficult to
discern the health of the economy.
The Dow Jones Industrial
Average closed above 6500 for
the first time in November. While
short-term confusion over the
direction of interest rates created
a volatile backdrop in the summer
months, stocks rallied again when
the Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears subsided,
these stocks rebounded, only to
fade toward the end of the period
due to earnings concerns and a
general flight to quality.
An interview with Neal Miller, Portfolio Manager of Fidelity New Millennium
Fund
Q. HOW DID THE FUND PERFORM, NEAL?
A. Pretty well. For the 12 months that ended November 30, 1996, the fund had a return of 24.88%. For a sense of how the fund performed relative to its competition, the capital appreciation funds average returned 18.05% over the same period, as tracked by Lipper Analytical Services. In terms of the marketplace in which the fund invests, the Standard & Poor's 500 Index was up 27.86% over the 12-month period.
Q. CAN YOU DESCRIBE THE FORCES BEHIND THE FUND'S PERFORMANCE?
A. It was really a tale of two periods - the first six months of the period and the last six. Events that took place in the first part of the year go a long way in explaining the return differential between the fund and the S&P
500. The first six months were characterized by some unforeseeable, unfortunate events, such as the two airline tragedies. I had a significant position in aviation stocks and that sector suffered due to these tragedies. My play on Internet-related stocks, which has been historically successful, did not quite pan out during this period. The second half brought somewhat better results, largely due to improved corporate earnings and cash flows.
Q. LARGE-CAP STOCKS - THE MORE ESTABLISHED, HOUSEHOLD NAMES - HAVE ENJOYED A BANNER YEAR. DID THE FACT THAT THE FUND'S STRATEGY IS GEARED TOWARDS SMALLER-SIZED STOCKS HAVE RAMIFICATIONS?
A. Since my discipline typically leads me to the smaller- and medium-sized stocks, the fact that the market rewarded the larger stocks pulled performance down some. I'm looking for stocks that can capitalize on a favorable marketing advantage and companies that are taking themselves to the next level of growth with up-and-coming products. By nature, this leads me more into the smaller-capitalization companies, and this sector of the market had a tough year. While my style is to buy companies that offer favorable earnings surprises, the market seemed to reward those companies that can produce through thick and thin.
Q. TWO OF THE FUND'S LARGER CONCENTRATIONS WERE IN THE TECHNOLOGY AND RETAIL SECTORS. CAN YOU DISCUSS THE DEVELOPMENTS THAT TOOK PLACE IN THOSE AREAS?
A. Internet-related technology stocks went through a difficult phase. While there continued to be exciting opportunities in the sector, the Internet is experiencing growing pains and it will take longer than I anticipated for profits to come through. Because of this, valuations weren't there and I pared back my holdings. Going forward, I'll be looking at companies that make products designed to improve data transmission speed and companies specializing in better storage management, two areas which should continue to see high demand. In terms of retail and apparel stocks, my belief over the past year was that new fashion would reawaken consumers to the obsolescence of their existing wardrobes. While this theme has worked, I think we're coming to the end of the cycle. I walk through stores now and there seems to be too much variety and too much color - it's turned into a confusing backdrop for consumers. On balance, some retail stocks - including luxury vendors and teen-targeted retailers - have been productive contributors to the fund's performance.
Q. WITH RESPECT TO INDIVIDUAL STOCKS, THE TOP HOLDINGS HAVE CHANGED SIGNIFICANTLY SINCE WE LAST SPOKE. WHICH STOCKS WERE GOOD PERFORMERS AND WHICH PROVED DISAPPOINTING?
A. The portfolio is dynamic, reflecting changes in valuations. As far as individual wins and losses, I've taken profits in such stocks as IMC Global Inc. (fertilizer/mining), Rational Software Corp. and Transocean Offshore Inc. (oil drilling). On the flip side, U.S. Robotics (modems), Primark Corp. (information services) and CMG Information Services (advertising) were somewhat disappointing.
Q. IN ORDER TO MAINTAIN THE ALIGNMENT BETWEEN THE FUND'S GOALS AND INCOMING CASH FLOWS, THE FUND WAS CLOSED TO NEW INVESTORS IN MAY. WHAT EFFECT HAS THIS HAD?
A. It's given me time to assimilate the cash flows and to feel comfortable with the position of the portfolio. A smaller amount of cash allows me more easily to manage the fund according to its investment style, which is to look at rapidly growing companies.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. While the stock market reached historic levels in 1996, I think we're in a prolonged, robust business cycle, rather than an overheated economy. Risk/return characteristics look good going forward, and earnings should continue to be strong. These characteristics, combined with corporate America's seeming desire to streamline infrastructures, equates to an inviting backdrop for equities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: long-term capital
appreciation by investing
mainly in equity securities of
companies that are likely to
benefit from social and
economic trends
FUND NUMBER: 300
TRADING SYMBOL: FMILX
START DATE: December
28, 1992
SIZE: as of November 30,
1996, more than $1.2 billion
MANAGER: Neal Miller, since
inception; joined Fidelity in 1988
(checkmark)
NEAL MILLER DISCUSSES THE "NEW
MILLENNIUM":
"There seems to be
unmeasurable, upside
potential associated with the
year 2000 and the "clock
problem" involved with
ensuring that computers will
work past that year. It's the
one time I've seen where
computer applications that
involve dates will not function
if the problem isn't resolved.
For those who are unfamiliar
with this issue, all computer
applications dealing with dates
that start with 19xx will stop
running correctly as the year
2000 is entered. Companies
in the financial sector may feel
more of the brunt because it's
such a date-intensive industry.
With these concerns in mind,
some of my focus will be on
finding companies offering
"clock problem" remedies. In
locating these companies, it's
helpful to monitor what some
of the larger
technology-dependent
companies - including Fidelity,
for instance - are doing to
meet this challenge. One
promising stock currently
owned by the fund is Viasoft,
a company that has devoted
much of its resources to
solving this dilemma. Viasoft's
management hopes the
company can capture 10-20%
of the market for solutions.
Companies that are
successful in developing
products to solve this problem
may see rapid growth in an
extremely short period of
time."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                             % OF FUND'S    % OF FUND'S
                             INVESTMENTS    INVESTMENTS
                                            IN THESE STOCKS
                                            6 MONTHS AGO

Intel Corp.                  3.9            0.3

Reading & Bates Corp.        2.2            1.9

Wolverine World Wide, Inc.   2.1            1.7

Global Marine, Inc.          2.1            0.8

Compaq Computer Corp.        2.0            0.0

Viasoft, Inc.                1.9            0.0

Smith International, Inc.    1.8            1.0

Seagate Technology           1.7            0.2

EMC Corp.                    1.7            0.0

Food Lion, Inc. Class A      1.7            1.0

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

Technology           44.6           26.8

Energy               11.6           9.3

Retail & Wholesale   5.5            9.6

Durables             4.9            4.9

Media & Leisure      4.2            6.3

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 5.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 44.6
Row: 1, Col: 4, Value: 50.0
Row: 1, Col: 1, Value: 6.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 53.2
Row: 1, Col: 4, Value: 40.0
Stocks 94.6%
Short-term
investments 5.4%
FOREIGN
INVESTMENTS 4.8%
Stocks 93.2%
Short-term
investments 6.8%
FOREIGN
INVESTMENTS 7.2%

*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.0%
AAR Corp.   164,100 $ 4,902
Boeing Co.   67,400  6,698
Fairchild Corp. Class A (a)  535,700  8,906
Precision Castparts Corp.   98,800  4,631
  25,137
BASIC INDUSTRIES - 1.9%
CHEMICALS & PLASTICS - 0.8%
Air Products & Chemicals, Inc.   9,000  626
Avery Dennison Corp.   95,200  6,724
IMC Global, Inc.   2,000  72
Monsanto Co.   51,100  2,030
  9,452
IRON & STEEL - 0.9%
Quanex Corp.   12,100  324
SPS Technologies, Inc. (a)  171,000  10,730
Steel Dynamics, Inc.   21,200  387
  11,441
METALS & MINING - 0.1%
Encore Wire Corp. (a)  14,300  227
Uranium Resources, Inc. (a)  121,200  1,121
  1,348
PAPER & FOREST PRODUCTS - 0.1%
Triangle Pacific Corp. (a)  57,700  1,259
TOTAL BASIC INDUSTRIES   23,500
CONSTRUCTION & REAL ESTATE - 1.2%
BUILDING MATERIALS - 0.3%
Coflexip sponsored ADR (a)  95,800  2,574
Lilly Industries, Inc. Class A  4,100  76
T.J. International, Inc.   19,300  420
  3,070
CONSTRUCTION - 0.9%
Butler Manufacturing Co.   307,850  9,812
Lennar Corp.   3,600  94
NCI Building Systems, Inc. (a)  60,800  1,748
  11,654
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
ENGINEERING - 0.0%
Service Experts, Inc. (a)  5,000 $ 124
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Koger Equity, Inc. (a)  20,000  325
TOTAL CONSTRUCTION & REAL ESTATE   15,173
DURABLES - 4.9%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Honda Motor Co. Ltd. ADR  65,000  3,859
Miller Industries, Inc. (a)  93,000  2,581
SPX Corp.   12,800  406
  6,846
CONSUMER DURABLES - 0.3%
Dupont Photomasks, Inc. (a)  86,300  3,581
Spectran Corp. (a)  23,200  409
  3,990
CONSUMER ELECTRONICS - 0.1%
Sunbeam-Oster, Inc.   41,800  1,155
HOME FURNISHINGS - 0.2%
Flexsteel Industries, Inc.   5,000  64
Miller (Herman), Inc.   43,000  2,021
O'Sullivan Industries Holdings (a)  16,900  188
  2,273
TEXTILES & APPAREL - 3.8%
Gucci Group NV  239,000  17,536
Jones Apparel Group, Inc. (a)  7,700  237
Mohawk Industries, Inc. (a)  39,800  948
NIKE, Inc. Class B  43,100  2,451
Shaw Industries, Inc.   1,600  19
Wolverine World Wide, Inc.   990,500  26,620
  47,811
TOTAL DURABLES   62,075
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 11.6%
ENERGY SERVICES - 11.5%
American Oilfield Divers, Inc. (a)  13,000 $ 169
Atwood Oceanics, Inc. (a)  91,900  5,100
Diamond Offshore Drilling, Inc. (a)  256,476  16,350
ENSCO International, Inc. (a)  156,500  6,866
Global Marine, Inc. (a)  1,336,500  26,062
Layne, Inc. (a)  11,200  160
Marine Drilling Companies, Inc. (a)  390,300  6,196
Noble Drilling Corp. (a)  453,600  8,732
Offshore Logistics, Inc. (a)  52,600  1,052
Reading & Bates Corp. (a)  955,200  27,701
Rowan Companies, Inc. (a)  440,500  10,407
Schlumberger Ltd.   86,800  9,027
Seitel, Inc.   300  12
Smith International, Inc. (a)  573,200  23,430
Transocean Offshore, Inc.   77,500  4,669
  145,933
OIL & GAS - 0.1%
Chesapeake Energy Corp. (a)  23,250  1,520
Monterey Resources, Inc. (a)  12,900  213
  1,733
TOTAL ENERGY   147,666
FINANCE - 2.6%
BANKS - 0.3%
Bangkok Bank Ltd. (For. Reg.)  33,000  377
Chase Manhattan Corp.   17,100  1,616
Cullen Frost Bankers, Inc.   9,100  323
Riggs National Corp.   96,700  1,674
  3,990
FEDERAL SPONSORED CREDIT - 0.7%
Federal Agricultural Mortgage Corp. Class C (non-vtg.) (a) 25,500 536 Student Loan Marketing Association 82,000 7,882
  8,418
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - 0.9%
AFLAC, Inc.   31,300 $ 1,307
Conseco, Inc.   106,300  5,940
Progressive Corp.   58,600  4,087
Provident American Corp.   4,200  50
  11,384
SAVINGS & LOANS - 0.0%
Security First Network Bank (a)  16,600  195
SECURITIES INDUSTRY - 0.7%
Franklin Resources, Inc.   106,000  7,579
Provida SA sponsored ADR  20,200  399
United Asset Management Corp.   19,500  529
  8,507
TOTAL FINANCE   32,494
HEALTH - 3.2%
DRUGS & PHARMACEUTICALS - 0.7%
Barr Laboratories, Inc. (a)  7,800  197
Biogen, Inc. (a)  22,400  857
Curative Technologies, Inc. (a)  18,700  486
Hauser Chemical Research, Inc. (a)  278,500  1,601
Idexx Laboratories (a)  22,200  777
Magainin Pharmaceuticals, Inc. (a)  153,600  1,286
Regeneron Pharmaceuticals, Inc. (a)  171,800  3,286
Sequus Pharmaceuticals, Inc. (a)  71,100  1,022
  9,512
MEDICAL EQUIPMENT & SUPPLIES - 2.0%
Ballard Medical Products  129,800  2,434
Biomet, Inc.   169,500  2,797
Boston Scientific Corp. (a)  38,400  2,242
Dentsply International, Inc.   76,500  3,557
Sofamor/Danek Group, Inc. (a)  79,400  2,233
Spine-Tech, Inc. (a)  178,200  4,722
Sullivan Dental Products, Inc.   2,100  28
Sybron International, Inc. (a)  101,700  3,089
U.S. Surgical Corp.   101,600  4,077
  25,179
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 0.5%
Fresenius Medical Care AG sponsored ADR (a)  116,977 $ 3,539
Health Images, Inc.   112,000  1,750
Physician Reliance Network, Inc. (a)  153,000  1,071
  6,360
TOTAL HEALTH   41,051
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
ELECTRICAL EQUIPMENT - 0.6%
American Power Conversion Corp. (a)  23,400  554
Cymer, Inc.  3,900  130
Westinghouse Electric Corp.   409,900  7,686
  8,370
INDUSTRIAL MACHINERY & EQUIPMENT - 2.4%
Culligan Water Technologies, Inc. (a)  94,700  3,528
Duriron Co., Inc.   230,800  6,232
Gardner Denver Machinery, Inc. (a)  30,100  1,099
Goulds Pumps, Inc.   123,700  3,046
Ionics, Inc. (a)  53,900  2,601
Lindsay Manufacturing Co.   82,800  3,395
Manitowoc Co., Inc.   191,500  8,402
Twin Disc, Inc.   43,400  939
Ultratech Stepper, Inc.   11,700  266
Valmont Industries, Inc.   13,000  510
  30,018
POLLUTION CONTROL - 0.2%
TETRA Technologies, Inc. (a)  14,700  274
United Waste Systems, Inc. (a)  58,300  1,953
  2,227
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   40,615
MEDIA & LEISURE - 4.2%
BROADCASTING - 0.8%
American Radio Systems Corp. Class A (a)  79,000  2,173
Clear Channel Communications, Inc. (a)  48,000  3,312
Home Shopping Network, Inc. (a)  68,800  774
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Infinity Broadcasting Corp. Class A  48,950 $ 1,573
Westwood One, Inc.   165,000  2,743
  10,575
LEISURE DURABLES & TOYS - 0.3%
Ag-Chem Equipment, Inc. (a)  38,500  587
Sports and Recreation, Inc. (a)  177,700  1,533
West Marine, Inc. (a)  62,400  2,090
  4,210
LODGING & GAMING - 1.5%
Dover Downs Entertainment, Inc. (a)  59,700  1,239
International Game Technology Corp.   254,700  4,967
International Speedway Corp.:
 Class A (a)  24,300  486
 Class B  132,900  2,724
Speedway Motorsports (a)  418,900  9,059
  18,475
PUBLISHING - 1.5%
Gibson Greetings, Inc.   4,400  83
Harcourt General, Inc.   53,200  2,906
Meredith Corp.   16,000  824
Playboy Enterprises, Inc. Class B (a)  66,100  785
Times Mirror Co. Class A  242,500  12,701
Wolters Kluwer NV  11,705  1,529
  18,828
RESTAURANTS - 0.1%
Foodmaker, Inc. (a)  86,900  793
Roadhouse Grill, Inc.   94,300  566
  1,359
TOTAL MEDIA & LEISURE   53,447
NONDURABLES - 2.5%
AGRICULTURE - 1.1%
DEKALB Genetics Corp. Class B  96,600  3,598
Molinos Rio de La Plata SA Class B (Reg.)  227,791  747
Pioneer Hi-Bred International, Inc.   125,200  8,733
  13,078
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
BEVERAGES - 0.0%
Zaklady Piwowarskie W Zywcu SA  2,648 $ 129
FOODS - 1.3%
Golden Poultry Co., Inc.   10,000  98
Hudson Foods, Inc. Class A  168,500  3,075
Pilgrims Pride Corp.   89,100  780
Riviana Foods, Inc.   16,600  299
Sanderson Farms, Inc.   97,900  1,554
Savanna Foods & Industries, Inc.   17,500  249
Smithfield Foods, Inc. (a)  60,700  1,973
Stokeley USA, Inc. (a)  52,200  101
Tyson Foods, Inc.   265,600  8,698
  16,827
HOUSEHOLD PRODUCTS - 0.1%
Nu Skin Asia Pacific, Inc. Class A  1,600  47
Scholl PLC  229,300  1,151
  1,198
TOBACCO - 0.0%
Souza Cruz Industria Comerico  50,000  285
TOTAL NONDURABLES   31,517
RETAIL & WHOLESALE - 5.5%
APPAREL STORES - 0.4%
Brown Group, Inc.   75,700  1,438
Harolds Stores, Inc. (a)  29,200  445
Saks Holdings, Inc. (a)  109,300  3,552
  5,435
DRUG STORES - 0.3%
Arbor Drugs, Inc.   25,400  654
CVS Corp.   49,300  2,027
Genovese Drug Stores, Inc. Class A  32,400  567
Revco (D.S.), Inc.   11,700  404
Rite Aid Corp.   11,700  464
  4,116
GENERAL MERCHANDISE STORES - 1.4%
Carrefour Supermarche SA  1,600  988
Matahari Putra Prima PT (For. Reg.)  2,075,000  2,345
Mercantile Stores Co., Inc.   15,700  789
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Neiman-Marcus Group, Inc. (a)  221,500 $ 7,697
Nordstrom, Inc.   113,800  4,950
Value City Department Stores, Inc. (a)  48,000  612
Woolworth Corp. (a)  19,400  466
  17,847
GROCERY STORES - 2.3%
Ahold NV  10,000  625
Food Lion, Inc.:
 Class A  2,350,400  21,154
 Class B  100,000  894
Koninklijke Ahold NV sponsored ADR  19,500  1,216
Quality Food Centers, Inc. (a)  43,900  1,674
Whole Foods Market, Inc. (a)  158,600  3,588
  29,151
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
Amway Asia Pacific Ltd.   1,300  52
Best Buy Co., Inc. (a)  35,300  446
New West Eyeworks, Inc.   26,300  184
Tiffany & Co., Inc.   350,400  12,921
  13,603
TOTAL RETAIL & WHOLESALE   70,152
SERVICES - 3.6%
ADVERTISING - 0.4%
CMG Information Services, Inc. (a)  283,900  4,507
Lamar Advertising Co. Class A (a)  28,500  663
  5,170
EDUCATIONAL SERVICES - 0.4%
Apollo Group, Inc. Class A (a)  214,272  5,544
LEASING & RENTAL - 0.0%
Team Rental Group, Inc. Class A (a)  18,800  306
PRINTING - 0.2%
United Stationers, Inc. (a)  133,500  2,703
SERVICES - 2.6%
Coach USA, Inc. (a)  24,100  609
Devry, Inc. (a)  101,500  4,529
Employee Solutions, Inc. (a)  48,300  894
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - CONTINUED
Gartner Group, Inc. Class A (a)  249,100 $ 9,092
Loewen Group, Inc.   31,100  1,252
National Education Corp. (a)  279,300  3,945
Norrell Corp   10,300  238
Precision Response Corp. (a)  700  26
Regis Corp.   42,900  1,073
Romac International, Inc. (a)  23,400  573
Sitel Corp. (a)  66,800  1,319
Sotheby's Holdings, Inc. Class A  496,500  8,751
  32,301
TOTAL SERVICES   46,024
TECHNOLOGY - 44.6%
COMMUNICATIONS EQUIPMENT - 6.3%
ADC Telecommunications, Inc. (a)  186,000  6,743
Andrew Corp. (a)  110,000  6,366
Ascend Communications, Inc. (a)  48,300  3,435
Aspect Telecommunications Corp. (a)  86,400  4,709
Cisco Systems, Inc. (a)  277,400  18,829
Dynatech Corp. (a)  16,500  771
Lucent Technologies, Inc.   179,300  9,189
MOSCOM Corp.   31,300  297
Nokia Corp. AB sponsored ADR  58,500  3,283
Pairgain Technologies, Inc. (a)  278,000  17,757
Periphonics Corp. (a)  2,000  41
Tellabs, Inc. (a)  183,400  7,290
3Com Corp.   11,700  879
  79,589
COMPUTER SERVICES & SOFTWARE - 14.8%
Acxiom Corp. (a)  63,000  1,445
Affiliated Computer Services, Inc. Class A (a)  129,200  3,747
Analysts International Corp.   3,600  97
BMC Software, Inc. (a)  34,200  1,488
BancTec, Inc. (a)  159,400  3,168
Barra, Inc. (a)  104,300  2,712
CBT Group PLC sponsored ADR (a)  34,800  2,001
Cadence Design Systems, Inc. (a)  321,200  12,808
Citrix Systems, Inc. (a)  384,600  17,547
Claremont Technology Group, Inc. (a)  9,700  238
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Clarify, Inc. (a)  217,100 $ 9,770
CompUSA, Inc. (a)  94,000  4,230
Computer Task Group, Inc.   11,400  477
Compuware Corp. (a)  113,000  6,385
Cybercash, Inc. (a)  14,000  354
Data Transmission Network Corp. (a)  102,900  2,238
Desktop Data, Inc. (a)  230,000  5,175
Dynamics Research Corp. (a)  5,200  50
Equifax, Inc.   21,000  688
FactSet Research Systems, Inc. (a)  53,600  1,260
Fair, Isaac & Co., Inc.   27,800  973
Fiserv, Inc. (a)  20,200  763
Forte Software, Inc. (a)  13,000  413
Henry (Jack) & Associates, Inc.   99,333  3,775
Keane, Inc. (a)  347,400  9,184
Legato Systems, Inc. (a)  78,500  2,748
Lycos, Inc. (a)  46,100  536
MARC, Inc.   12,300  261
Manugistics Group, Inc. (a)  4,900  183
McAfee Associates, Inc. (a)  55,650  2,657
Microsoft Corp. (a)  93,100  14,605
Open Market, Inc. (a)  47,300  671
Pegasystems, Inc. (a)  8,400  251
PeopleSoft, Inc. (a)  201,600  9,223
Primark Corp. (a)  39,800  1,045
Pure Atria Corp. (a)  195,995  5,463
Saville Systems Ireland PLC sponsored ADR (a)  46,800  1,948
Scopus Technology, Inc. (a)  67,700  2,530
Sykes Enterprises, Inc. (a)  13,200  574
Synopsys, Inc. (a)  164,100  7,261
Transaction Systems Architects (a)  54,500  1,976
Transition Systems, Inc. (a)  19,200  216
Tripos, Inc. (a)  64,000  1,024
Triteal Corp. (a)  22,400  347
Vanstar Corp. (a)  13,500  368
Vantive Corp. (a)  535,400  18,471
Viasoft, Inc. (a)  522,500  23,643
Wind River Systems, Inc.   3,900  192
  187,179
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 11.3%
Applied Magnetics Corp. (a)  210,300 $ 5,757
Bay Networks, Inc.   155,500  4,160
Comdisco, Inc.   74,600  2,425
Compaq Computer Corp. (a)  318,700  25,257
Diebold, Inc.   254,075  15,149
Digital Equipment Corp.   9,700  356
EMC Corp. (a)  658,400  21,233
Hutchinson Technology, Inc. (a)  115,400  6,087
International Business Machines Corp.   15,800  2,518
Itron, Inc. (a)  11,700  228
Micron Electronics, Inc. (a)  277,800  5,348
Quantum Corp. (a)  400,900  10,724
SCI Systems, Inc. (a)  58,900  3,107
Seagate Technology (a)  547,400  21,622
Tech Data Corp. (a)  76,600  2,298
Western Digital Corp. (a)  326,700  17,560
  143,829
ELECTRONIC INSTRUMENTS - 1.8%
Cognex Corp. (a)  11,700  231
Fluke Corp.   7,800  336
KLA Instruments Corp. (a)  368,200  13,071
Kulicke & Soffa Industries, Inc.   19,500  395
Lam Research Corp. (a)  49,600  1,779
Lernout & Hauspie Speech Products NV (a)  35,100  693
Teradyne, Inc. (a)  247,500  5,847
  22,352
ELECTRONICS - 10.2%
Altera Corp. (a)  43,000  3,247
Analog Devices, Inc. (a)  113,600  3,649
Atmel Corp. (a)  89,800  2,952
Cirrus Logic, Inc. (a)  216,000  4,239
Etec Systems, Inc. (a)  44,800  1,316
Integrated Packaging Assembly Corp. (a)  60,300  482
Intel Corp.   391,900  49,722
Kent Electronics Corp. (a)  58,700  1,534
Linear Technology Corp.   123,500  5,820
Maxim Integrated Products, Inc. (a)  251,200  11,649
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Microchip Technology, Inc.   40,800 $ 1,948
Micron Technology, Inc.   313,900  10,398
National Semiconductor Corp. (a)  629,000  15,411
Storage Technology Corp. (a)  103,400  5,157
Supertex, Inc. (a)  135,200  2,569
Vitesse Semiconductor Corp. (a)  11,100  530
Xilinx, Inc. (a)  202,200  8,872
Zilog, Inc.   11,700  262
  129,757
PHOTOGRAPHIC EQUIPMENT - 0.2%
Leica Camera AG (a)  49,100  1,533
Panavision, Inc.   74,900  1,676
  3,209
TOTAL TECHNOLOGY   565,915
TRANSPORTATION - 1.5%
AIR TRANSPORTATION - 1.1%
Alaska Air Group, Inc. (a)  365,900  8,827
Continental Airlines, Inc. Class B (a)  147,200  4,177
USAir Group, Inc.   15,500  360
  13,364
TRUCKING & FREIGHT - 0.4%
Expeditors International of Washington, Inc.   110,100  4,899
M.S. Carriers, Inc. (a)  28,100  534
  5,433
TOTAL TRANSPORTATION   18,797
UTILITIES - 1.8%
CELLULAR - 0.2%
McLeod, Inc. (a)  37,700  1,074
Nordictel Holdings AB (a)  92,600  1,916
  2,990
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.6%
Black Hills Corp.   35,400 $ 912
CILCORP, Inc.   27,600  1,007
Portland General Corp.   102,100  4,390
Veba AG Ord.   12,300  720
  7,029
GAS - 0.2%
Enron Corp.   53,400  2,443
TELEPHONE SERVICES - 0.8%
LCI International, Inc. (a)  44,700  1,458
MFS Communications, Inc.   33,300  1,607
Midcom Communications, Inc. (a)  67,000  762
Telecom Argentina Class B sponsored ADR  18,900  744
Telebras sponsored ADR  74,200  5,621
  10,192
TOTAL UTILITIES   22,654
TOTAL COMMON STOCKS
(Cost $946,382)   1,196,217
NONCONVERTIBLE PREFERRED STOCKS - 0.3%
HEALTH - 0.0%
MEDICAL FACILITIES MANAGEMENT - 0.0%
Fresenius National Medical Care, Inc. Class D
(special dividends) (a)  107,500  14
UTILITIES - 0.3%
TELEPHONE SERVICES - 0.3%
Telecom Italia Mobile Spa de Risp  2,700,000  3,592
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,772)   3,606
CASH EQUIVALENTS - 5.4%
Taxable Central Cash Fund (b)
(Cost $68,499)  68,499,067  68,499
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,018,653)  $ 1,268,322
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.46%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $1,019,576,000. Net unrealized appreciation aggregated $248,746,000, of which $270,600,000 related to appreciated investment securities and $21,854,000 related to depreciated investment securities.
The fund hereby designates approximately $17,499,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (cost $1,018,653) -                          $ 1,268,322
See accompanying schedule

Receivable for investments sold                                                  10,435

Receivable for fund shares sold                                                  1,432

Dividends receivable                                                             411

Interest receivable                                                              158

Other receivables                                                                17

 TOTAL ASSETS                                                                    1,280,775

LIABILITIES

Payable for investments purchased                                    $ 10,333

Payable for fund shares redeemed                                      2,667

Accrued management fee                                                768

Other payables and accrued expenses                                   463

 TOTAL LIABILITIES                                                               14,231

NET ASSETS                                                                      $ 1,266,544

Net Assets consist of:

Paid in capital                                                                 $ 967,796

Accumulated undistributed net realized gain (loss) on                            49,080
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    249,668
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 60,920 shares outstanding                                       $ 1,266,544

NET ASSET VALUE and redemption price per share                                   $20.79
($1,266,544 (divided by) 60,920 shares)

Maximum offering price per share (100/97.00 of $20.79)                           $21.43

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                    $ 4,562
Dividends

Interest                                                              3,643

 TOTAL INCOME                                                         8,205

EXPENSES

Management fee                                             $ 6,279
Basic fee

 Performance adjustment                                     775

Transfer agent fees                                         2,281

Accounting fees and expenses                                439

Non-interested trustees' compensation                       3

Custodian fees and expenses                                 87

Registration fees                                           348

Audit                                                       41

Legal                                                       18

Miscellaneous                                               6

 Total expenses before reductions                           10,277

 Expense reductions                                         (435)     9,842

NET INVESTMENT INCOME (LOSS)                                          (1,637)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      50,155

 Foreign currency transactions                              (19)      50,136

Change in net unrealized appreciation (depreciation) on               149,757
investment securities

NET GAIN (LOSS)                                                       199,893

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 198,256
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS


AMOUNTS IN THOUSANDS                                     YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (1,637)      $ (524)
Net investment income (loss)

 Net realized gain (loss)                                 50,136         67,569

 Change in net unrealized appreciation (depreciation)     149,757        77,248

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          198,256        144,293
FROM OPERATIONS

Distributions to shareholders from net realized gains     (45,174)       (7,211)

Share transactions                                        1,631,213      507,890
Net proceeds from sales of shares

 Reinvestment of distributions                            44,305         7,119

 Cost of shares redeemed                                  (1,105,709)    (420,641)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          569,809        94,368
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 722,891        231,450

NET ASSETS

 Beginning of period                                      543,653        312,203

 End of period                                           $ 1,266,544    $ 543,653

OTHER INFORMATION
Shares

 Sold                                                     89,123         32,962

 Issued in reinvestment of distributions                  2,688          612

 Redeemed                                                 (60,913)       (28,933)

 Net increase (decrease)                                  30,898         4,641


FINANCIAL HIGHLIGHTS

                                            YEARS ENDED NOVEMBER 30,

                                            1996       1995   1994 G   1993 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 18.11    $ 12.30     $ 11.97    $ 10.00

Income from Investment Operations

 Net investment income (loss)                (.03) D    (.02) D,    (.01) D    (.01)
                                                        E

 Net realized and unrealized gain (loss)     4.15       6.12        .64        1.98

 Total from investment operations            4.12       6.10        .63        1.97



Less Distributions

 From net realized gain                      (1.44)     (.29)       (.30)      -

Net asset value, end of period              $ 20.79    $ 18.11     $ 12.30    $ 11.97

TOTAL RETURN B, C                            24.88%     50.92%      5.33%      19.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)     $ 1,267    $ 544       $ 312      $ 254

Ratio of expenses to average net assets      1.07%      1.20%       1.32%      1.34% A

Ratio of expenses to average net assets      1.03%      1.18%       1.29%      1.32% A,
after expense reductions                    H          H           H           H

Ratio of net investment income (loss) to     (.17)%     (.15)%      (.05)%     (.10)%
average net assets                                                            A

Portfolio turnover rate                      158%       176%        199%       204% A

Average commission rate I                   $ .0368


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $0.01 PER SHARE.
F FOR THE PERIOD DECEMBER 28, 1992 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1993.
G EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME (LOSS) PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING
POLICIES.
Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account,
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS -
CONTINUED
at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,918,329,000 and $1,404,005,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .73% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $6,189,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $139,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $420,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $6,000 and $9,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity New Millennium Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Mt. Vernon Street Trust: Fidelity New Millennium Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period December 28, 1992 (commencement of operations) to November 30, 1993. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mt. Vernon Street Trust: Fidelity New Millennium Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period December 28, 1992 (commencement of operations) to November 30, 1993, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
     COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 3, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity New Millenium Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
 12/16/96 12/13/96 $.51
 1/6/97 1/3/97 $.04
A total of 6% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Neal Miller, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co., Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
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 AUTOMATED LINE FOR QUICKEST SERVICE